UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07140

Van Kampen Series Funds, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	6/30

Date of reporting period:	9/30/07

Item 1. Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Van Kampen American Value Fund

Portfolio of Investments • September 30, 2007 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 95.8%
Aerospace & Defense 3.6%
Goodrich Corp.	454,810	$31,031,686

Asset Management & Custody Banks 4.4%
Invesco PLC - ADR (United Kingdom)	717,456	19,586,549
Northern Trust Corp.	283,329	18,776,213
		38,362,762
Biotechnology 2.2%
Affymetrix, Inc. (a)	755,810	19,174,900

Communications Equipment 1.5%
Juniper Networks, Inc. (a)	358,230	13,114,800

Computer Hardware 3.3%
Diebold, Inc.	629,350	28,585,077

Construction & Farm Machinery & Heavy Trucks 2.1%
Tata Motors Ltd. - ADR (India)	946,439	18,114,842

Drug Retail 2.1%
Rite Aid Corp. (a)	3,951,950	18,258,009

Education Services 2.8%
Apollo Group, Inc., Class A (a)	408,390	24,564,658

Electric Utilities 4.6%
American Electric Power Co., Inc.	448,170	20,651,673
DPL, Inc.	417,930	10,974,842
Entergy Corp.	80,100	8,674,029
		40,300,544
Electronic Manufacturing Services 2.1%
Flextronics International Ltd. (Singapore) (a)	1,667,376	18,641,264

Health Care Distributors 2.3%
Owens & Minor, Inc.	529,270	20,159,894

Health Care Equipment 3.0%
Beckman Coulter, Inc.	356,880	26,323,469

Health Care Facilities 2.0%
HEALTHSOUTH Corp. (a)	1,018,610	17,835,861

Health Care Services 2.2%
Omnicare, Inc.	572,530	18,967,919

Housewares & Specialties 4.2%
Fortune Brands, Inc.	208,857	17,019,757
Newell Rubbermaid, Inc.	693,790	19,995,028
		37,014,785
Independent Power Producers & Energy Traders 2.1%
Constellation Energy Group, Inc.	208,753	17,908,920

Industrial Machinery 2.2%
Pentair, Inc.	577,830	19,172,399

Insurance Brokers 2.5%
Marsh & McLennan Cos., Inc.	858,156	21,882,978

Integrated Oil & Gas 2.1%
Hess Corp.	276,580	18,400,867

Integrated Telecommunication Services 0.9%
Embarq Corp.	143,365	7,971,094

Internet Retail 1.5%
Orbitz Worldwide, Inc. (a)	1,134,265	12,805,852

Investment Banking & Brokerage 1.9%
Bear Stearns Cos., Inc.	132,238	16,240,149

IT Consulting & Other Services 1.6%
Perot Systems Corp., Class A (a)	809,606	13,690,437

Movies & Entertainment 2.9%
Live Nation, Inc. (a)	1,189,734	25,281,848

Multi-Utilities 2.2%
Wisconsin Energy Corp.	434,640	19,571,839

Office Services & Supplies 2.3%
Pitney Bowes, Inc.	449,720	20,426,282

Oil & Gas Equipment & Services 1.5%
Cameron International Corp. (a)	137,840	12,721,254

Oil & Gas Exploration & Production 2.3%
Newfield Exploration Co. (a)	410,320	19,761,011

Oil & Gas Storage & Transportation 2.2%
El Paso Corp.	1,112,010	18,870,810

Packaged Foods & Meats 2.7%
ConAgra Foods, Inc.	900,020	23,517,523

Paper Products 2.1%
Domtar Corp. (a)	2,198,200	18,025,240

Personal Products 2.5%
Estee Lauder Cos., Inc., Class A	504,960	21,440,602

Property & Casualty Insurance 7.8%
ACE Ltd. (Cayman Islands)	360,310	21,823,977
Allied World Assurance Holdings Ltd. (Bermuda)	512,660	26,612,181
Aspen Insurance Holdings Ltd. (Bermuda)	710,850	19,839,823
		68,275,981
Specialty Chemicals 5.2%
International Flavors & Fragrances, Inc.	466,070	24,636,460
Valspar Corp.	767,430	20,881,771
		45,518,231
Specialty Stores 2.1%
Office Depot, Inc. (a)	910,690	18,778,428

Thrifts & Mortgage Finance 2.8%
Hudson City Bancorp, Inc.	1,607,290	24,720,120

Total Common Stocks 95.8%		835,432,335

Investment Companies 1.7%
Market Vectors Gold Miners	78,300	3,550,905
streetTRACKS Gold Trust (a)	154,820	11,380,818
		14,931,723
Total Long-Term Investments 97.5% (Cost $777,645,650)		850,364,058

Repurchase Agreements 2.5%
Banc of America Securities ($7,070,690 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.10%, dated 09/28/07, to be sold on 10/01/07 at $7,073,695)	7,070,690
Citigroup Global Markets, Inc. ($6,285,058 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.90%, dated 09/28/07, to be sold on 10/01/07 at $6,287,624)	6,285,058
State Street Bank & Trust Co. ($8,154,252 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.55%, dated 09/28/07, to be sold on 10/01/07 at $8,157,344)	8,154,252

Total Repurchase Agreements 2.5% (Cost $21,510,000)	21,510,000

Total Investments 100.0% (Cost $799,155,650)	871,874,058

Other Assets in Excess of Liabilities 0.0%	389,060

Net Assets 100.0%	$872,263,118

Percentages are calculated as a percentage of net assets.

(a)  Non-income producing security as this stock currently does not declare income dividends.

ADR - American Depositary Receipt

Van Kampen Emerging Markets Fund

Portfolio of Investments • September 30, 2007 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 94.3%
Austria 0.5%
Raiffeisen International Bank Holding, AG	29,863	$4,364,771
Raiffeisen International Bank Holding, AG (rights, expiring 10/03/07) (a)	32,363	0
		4,364,771
Bermuda 2.1%
Central European Media Enterprises, Ltd., Class A (a)	62,800	5,759,388
Cosco Pacific, Ltd.	1,330,000	4,208,726
GOME Electrical Appliances Holdings, Ltd.	3,767,000	7,413,971
		17,382,085
Brazil 9.6%
Banco Bradesco, SA - ADR	69,150	2,030,936
Banco Itau, SA - ADR	118,200	5,983,284
Companhia Energetica de Minas Gerais - ADR	320,298	6,831,956
Companhia Vale do Rio Doce - ADR	1,228,868	34,961,295
Cyrela Brazil Realty, SA	317,608	4,330,073
Gerdau, SA - ADR	105,238	2,759,340
Lojas Arapua, SA - GDR (a)(b)(c)(d)	24,635	0
Perdigao, SA	7,700	167,989
Petroleo Brasileiro, SA - ADR	64,726	4,187,772
Tim Participacoes, SA - ADR	59,100	2,397,096
Tim Participacoes, SA	52,100	314,647
Uniao de Bancos Brasileiros, SA - GDR	79,226	10,422,180
Usinas Siderurgicas de Minas Gerais, SA	43,066	3,371,506
		77,758,074
China 11.4%
China Coal Energy Co., Class H	4,498,000	13,365,810
China Communications Construction Co., Ltd., Class H	2,724,000	6,475,494
China Construction Bank, Class H	15,290,000	13,984,307
China COSCO Holdings Co., Ltd., Class H	1,680,500	5,253,015
China Merchants Bank Co., Ltd., Class H	1,129,000	4,959,621
China Shenhua Energy Co., Ltd., Class H	591,000	3,557,928
China Shipping Development Co., Ltd., Class H	506,000	1,643,523

Dongfeng Motor Group Co., Ltd., Class H	7,623,000	6,677,853
Harbin Power Equipment Co., Ltd., Class H	2,526,000	6,323,245
Industrial & Commercial Bank of China, Ltd., Class H	15,198,000	10,615,736
Maanshan Iron & Steel Co., Ltd., Class H	5,909,000	6,438,152
PetroChina Co., Ltd., Class H	2,736,000	5,187,731
Ping An Insurance Co. of China, Ltd., Class H	566,500	7,819,221
		92,301,636
Colombia 0.0%
Valorem, SA (a)	1	0

Czech Republic 0.4%
Komercni Banka, AS	14,000	3,254,558

Egypt 0.5%
El Sewedy Cables Holding Co. (a)	257,900	4,153,171

Hong Kong 6.0%
Cathay Pacific Airways, Ltd.	1,569,000	4,288,898
China Mobile Hong Kong, Ltd.	1,265,000	20,698,624
China Power International Development, Ltd.	4,587,000	2,401,524
China Resources Power Holdings Co., Ltd.	1,841,000	5,695,511
CNOOC, Ltd.	3,557,000	5,984,880
Shanghai Industrial Holdings, Ltd.	1,156,000	5,777,138
Shenzhen Investment, Ltd.	4,120,000	3,683,375
Sino-Ocean Land Holdings, Ltd. (a)	102,000	144,330
		48,674,280
Hungary 1.1%
OTP Bank Rt.	161,898	8,788,956

India 9.4%
Aban Offshore, Ltd.	38,700	3,403,580
ABB, Ltd. India	142,400	4,633,026
Bharat Heavy Electricals, Ltd.	117,476	6,005,213
Bharti Airtel, Ltd. (a)	335,500	8,078,438

Container Corp. of India, Ltd.	37,470	1,979,875
Deccan Chronicle Holdings, Ltd.	598,480	3,066,783
Glenmark Pharmaceuticals, Ltd.	320,650	3,399,425
GVK Power & Infrastructure, Ltd.	130,000	2,143,911
HCL Technologies, Ltd.	379,800	2,864,644
HDFC Bank, Ltd.	130,300	4,694,364
HDFC Bank, Ltd. - ADR	45,000	4,820,850
Infosys Technologies, Ltd.	132,744	6,305,319
Maruti Udyog, Ltd.	134,400	3,368,643
Praj Industries, Ltd.	297,000	1,759,006
Reliance Communications, Ltd.	204,000	3,003,877
Reliance Industries, Ltd.	107,200	6,182,344
Television Eighteen India, Ltd.	42,000	1,001,455
UTI Bank, Ltd.	308,000	5,909,952
Zee Entertainment Enterprises, Ltd.	400,800	3,438,446
		76,059,151
Indonesia 2.8%
Astra International Tbk	1,376,300	2,897,078
Bank Central Asia Tbk	3,080,000	2,071,296
Bank Mandiri	2,799,000	1,078,893
Bank Rakyat Indonesia	2,891,500	2,086,812
Bumi Resources Tbk	11,242,500	4,394,963
International Nickel Indonesia Tbk	565,500	3,926,654
Medco Energi Internasional Tbk	1,042,000	472,860
Perusahaan Gas Negara	725,000	955,303
Tambang Batubara Bukit Asam Tbk	2,065,500	1,479,390
Telekomunikasi Indonesia	1,901,000	2,286,605
United Tractors Tbk	752,500	674,740
		22,324,594
Luxembourg 0.9%
Tenaris, SA - ADR	140,956	7,417,105

Malaysia 0.4%
IOI Corp. Bhd	1,931,750	3,429,813

Mexico 6.0%
America Movil, SA de CV, Ser L - ADR	307,542	19,682,688
Cemex, SAB de CV - ADR (a)	91,386	2,734,269
Corporacion GEO, SA de CV, Ser B (a)	631,236	2,769,673
Grupo Financiero Banorte, SA de CV	1,095,300	4,336,176
Grupo Televisa, SA - ADR	266,113	6,431,951
Urbi, Desarrollos Urbanos, SA de CV (a)	663,994	2,385,847
Wal-Mart de Mexico, SA de CV, Ser V	2,296,861	8,421,026
Wal-Mart de Mexico, SA de CV, Ser V - ADR	50,545	1,853,606
		48,615,236
Morocco 0.4%
Douja Promotion Groupe Addoha, SA	7,100	3,021,600

Oman 0.7%
Bank Muscat SAOG - GDR	366,283	5,871,516

Pakistan 0.2%
Oil & Gas Development Co., Ltd.	1,015,460	1,923,536

Philippines 0.6%
Ayala Corp.	137,156	1,674,491
Philippine Long Distance Telephone Co.	24,500	1,582,575
PNOC Energy Development Corp.	13,194,500	1,874,468
		5,131,534
Poland 4.1%
Bank Handlowy w Warszawie, SA	78,814	3,381,897
Bank Millennium, SA	1,021,493	4,561,013
Bank Pekao, SA	80,012	7,432,767
Bank Zachodni WBK, SA	39,451	3,776,787
Budimex, SA (a)	37,274	1,001,402
KGHM Polska Miedz, SA	89,440	4,179,676
PBG, SA (a)	8,657	1,179,272

Polimex Mostostal, SA	472,025	1,812,905
Polski Koncern Naftowy Orlen, SA (a)	75,300	1,581,364
TVN, SA	564,988	4,660,576
		33,567,659
Republic of China (Taiwan) 5.9%
Advanced Semiconductor Engineering, Inc.	1,725,912	1,893,294
Asustek Computer, Inc.	1,196,962	3,642,051
AU Optronics Corp.	4,885,519	8,428,213
Formosa Plastics Corp.	1,353,000	3,814,187
Foxconn Technology Co., Ltd.	406,900	4,712,983
High Tech Computer Corp.	66,560	975,914
Hon Hai Precision Industry Co., Ltd.	618,000	4,658,434
Innolux Display Corp.	121,517	521,293
MediaTek, Inc.	303,640	5,470,823
Siliconware Precision Industries Co.	1,538,000	3,463,858
Taiwan Cement Corp.	1,303,000	2,132,073
Tripod Technology Corp.	465,094	1,895,434
TXC Corp.	552,097	1,260,341
Yang Ming Marine Transport	4,748,631	3,819,567
Yuanta Financial Holding Co., Ltd. (a)	1,950,000	1,195,036
		47,883,501
Republic of Korea (South Korea) 12.2%
Amorepacific Corp.	4,381	3,269,474
Cheil Communications, Inc.	9,514	2,817,192
Cheil Industries, Inc.	47,960	3,207,115
Doosan Infracore Co., Ltd.	97,910	3,803,213
GS Engineering & Construction Corp.	36,375	6,319,520
Hite Brewery Co., Ltd.	11,324	1,583,776
Hyundai Engineering & Construction Co., Ltd. (a)	13,345	1,274,424
Hyundai Heavy Industries Co., Ltd.	18,034	8,335,208
Hyundai Mipo Dockyard Co., Ltd.	19,895	6,847,602
Hyundai Motor Co.	30,115	2,431,707

Kookmin Bank	2,964	246,784
Korea Exchange Bank	166,280	2,698,053
Korean Air Lines Co., Ltd.	39,427	2,666,665
LG Chem, Ltd.	38,430	4,031,119
LG Electronics, Inc.	56,658	5,293,115
LG Philips LCD Co., Ltd. (a)	76,370	3,654,945
NHN Corp. (a)	29,090	6,732,148
ORION Corp.	9,617	2,915,994
POSCO	5,350	3,934,167
Samsung Electronics Co., Ltd.	6,666	4,188,101
Samsung Fire & Marine Insurance Co., Ltd.	17,450	3,756,174
Shinhan Financial Group Co., Ltd.	124,601	8,141,543
SSCP Co., Ltd. (a)	40,849	1,339,019
STX Pan Ocean Co., Ltd.	1,132,000	2,545,190
STX Pan Ocean Co., Ltd. (a)	780,690	2,102,711
Woongjin Coway Co., Ltd.	136,240	4,473,352
		98,608,311
Russia 9.0%
Evraz Group, SA - GDR	101,047	6,396,275
Gazprom - ADR	366,024	16,141,659
Mechel - ADR	68,876	3,512,676
Mining & Mettallurgical Co. Norilsk Nickel - ADR	31,359	8,529,648
Mobile TeleSystems - ADR	65,307	4,526,428
OAO TMK - GDR (d)	127,198	5,253,277
OAO TMK - GDR	23,018	950,643
Savings Bank of the Russian Federation	3,024,073	12,576,364
Savings Bank of the Russian Federation – GDR (a)	12,308	5,692,450
Severstal - GDR	214,626	4,550,071
Wimm-Bill-Dann Foods OJSC - ADR	45,016	4,922,050
		73,051,541

South Africa 5.1%
Barloworld, Ltd.	137,330	2,583,422
Group Five, Ltd.	358,200	2,880,449
Massmart Holdings, Ltd.	318,559	3,855,464
Mittal Steel South Africa, Ltd.	277,247	5,515,321
Mr. Price Group, Ltd.	923,000	3,510,168
MTN Group, Ltd.	1,069,400	16,221,140
Murray & Roberts Holdings, Ltd.	342,873	4,472,235
Raubex Group, Ltd. (a)	508,716	2,362,927
		41,401,126
Turkey 3.7%
Akcansa Cimento, AS (a)	239,473	1,835,232
Aksigorta, AS	526,651	3,643,360
Koc Holding, AS (a)	507,365	2,669,236
Turkcell Iletisim Hizmetleri, AS	439,187	3,711,439
Turkcell Iletisim Hizmetleri, AS - ADR	11,300	240,464
Turkiye Garanti Bankasi, AS	1,037,787	7,953,214
Turkiye Halk Bankasi, AS (a)	414,299	3,363,820
Yapi ve Kredi Bankasi, AS (a)	2,002,008	6,402,445
		29,819,210
United States 1.3%
CTC Media, Inc. (a)	247,085	5,425,987
Golden Telecom, Inc.	67,300	5,416,977
		10,842,964
Total Common Stocks		765,645,928

Preferred Stocks 3.7%
Brazil 2.9%
All America Latina Logistica	309,123	4,401,588
Banco Itau Holding Financiera, SA	77,970	3,919,768
Banco Nacional, SA (a)(b)(c)	19,271,000	0
Companhia Energetica de Sao Paulo (a)	90,401	1,676,833
Companhia Vale do Rio Doce	10,916	310,865
Gerdau, SA	60,475	1,580,664

Itausa-Investimentos Itau, SA	543,786	3,752,806
Lojas Arapua, SA (a)(b)(c)	31,632,300	0
Net Servicos de Comunicacao, SA (a)	29,350	481,321
Petroleo Brasileiro, SA	105,724	3,414,545
Uniao de Bancos Brasileiros, SA	80,260	1,063,565
Usinas Siderurgicas de Minas Gerais, SA	37,167	2,595,404
		23,197,359
Republic of Korea (South Korea) 0.5%
Samsung Electronics Co., Ltd.	9,330	4,342,854

South Africa 0.3%
Allied Electronics Corp., Ltd.	348,121	2,278,933

Total Preferred Stocks		29,819,146

Investment Companies 0.8%
Morgan Stanley Growth Fund (e)	2,195,167	2,988,589
SIF 1 Banat Crisana Arad	432,000	644,886
SIF 2 Moldova Bacau	514,300	767,743
SIF 3 Transilvania Brasov (a)	500,300	484,382
SIF 4 Muntenia Bucuresti	656,000	665,905
SIF 5 Oltenia Craiova	442,500	815,320
		6,366,825

Total Long-Term Investments 98.8%
(Cost $562,502,667)		801,831,899

Foreign Currency 1.4%
(Cost $11,023,611)		11,070,369

Liabilities in Excess of Other Assets (0.2%)		(1,222,569)

Net Assets 100.0%		$811,679,699

Percentages are calculated as a percentage of net assets.

(a)          Non-income producing security as this stock currently does not declare income dividends.

(b)         Market value is determined in accordance with procedures established in good faith by the Board of Directors.

(c)          Security has been deemed illiquid.

(d)         144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e)          The fund is advised by an affiliate which earns a management fee as adviser to the fund.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Forward Foreign Currency Contracts Outstanding as of September 30, 2007:

	In		Unrealized
	Exchange		Appreciation/
	For	Current Value	Depreciation
Short Contract:
South African Rand, 88,271,237 expiring 11/16/07	US$	$12,721,156	$(733,970)

Summary of Long-Term Investments by Industry Classification

		Percent of
Industry	Value	Net Assets
Diversified Banks	$170,237,484	21.0%
Wireless Telecommunication Services	80,457,416	9.9
Diversified Metals & Mining	55,109,949	6.8
Steel	37,451,767	4.6
Integrated Oil & Gas	28,931,706	3.6
Construction & Engineering	23,306,393	2.9
Coal & Consumable Fuels	22,798,091	2.8
Broadcasting & Cable TV	21,773,137	2.7
Semiconductors	19,358,930	2.4
Heavy Electrical Equipment	19,105,395	2.4

Industrial Conglomerates	18,418,024	2.3
Electronic Equipment Manufacturers	17,517,867	2.2
Construction & Farm Machinery & Heavy Trucks	15,857,550	2.0
Automobile Manufacturers	15,375,281	1.9
Marine	15,364,006	1.9
Hypermarkets & Super Centers	14,130,096	1.7
Oil & Gas Equipment & Services	13,621,026	1.7
Homebuilding	12,507,193	1.5
Independent Power Producers & Energy Traders	11,648,337	1.4
Commodity Chemicals	9,184,325	1.1
IT Consulting & Other Services	9,169,963	1.1
Oil & Gas Exploration & Production	8,381,276	1.0
Life & Health Insurance	7,819,221	1.0
Oil & Gas Refining & Marketing	7,763,708	1.0
Integrated Telecommunication Services	7,703,582	0.9
Computer & Electronics Retail	7,413,971	0.9
Property & Casualty Insurance	7,399,534	0.9
Airlines	6,955,563	0.9
Electric Utilities	6,831,956	0.8
Internet Software & Services	6,732,148	0.8
Construction Materials	6,701,574	0.8
Railroads	6,381,463	0.8
Computer Hardware	5,688,897	0.7
Industrial Machinery	5,562,219	0.7
Movies & Entertainment	5,425,987	0.7
Consumer Electronics	5,293,115	0.7
Packaged Foods & Meats	5,090,038	0.6
Electronic Manufacturing Services	4,658,434	0.6
Housewares & Specialties	4,473,352	0.6
Marine Ports & Services	4,208,725	0.5
Other Diversified Financial Services	4,183,625	0.5
Computer Storage & Peripherals	4,163,343	0.5
Electrical Components & Equipment	4,153,171	0.5

Real Estate Management & Development	3,827,704	0.5
Apparel Retail	3,510,168	0.4
Agricultural Products	3,429,813	0.4
Oil & Gas Drilling	3,403,580	0.4
Pharmaceuticals	3,399,425	0.4
Asset Management & Custody Banks	3,378,236	0.4
Personal Products	3,269,474	0.4
Apparel, Accessories & Luxury Goods	3,207,115	0.4
Publishing	3,066,783	0.4
Advertising	2,817,192	0.3
Multi-Sector Holdings	1,674,491	0.2
Brewers	1,583,776	0.2
Gas Utilities	955,304	0.1
General Merchandise Stores	0	0.0	*
	$801,831,899	98.8%

*Amount is less than 0.1%

Van Kampen Equity Growth Fund

Portfolio of Investments – September 30, 2007 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 97.1%
Air Freight & Logistics 1.8%
C.H. Robinson Worldwide, Inc.	102,332	$5,555,604

Apparel Retail 2.0%
Abercrombie & Fitch Co., Class A	76,605	6,182,024

Biotechnology 1.2%
Genentech, Inc. (a)	48,143	3,756,117

Broadcasting & Cable TV 2.4%
Grupo Televisa, SA - ADR (Mexico)	306,624	7,411,102

Casinos & Gaming 1.6%
Wynn Resorts Ltd. (a)	31,378	4,943,918

Communications Equipment 6.4%
3Com Corp. (a)	1,261,036	6,229,518
Corning, Inc.	563,881	13,899,667
		20,129,185
Computer Hardware 5.6%
Apple, Inc. (a)	71,161	10,926,060
Dell, Inc. (a)	238,443	6,581,027
		17,507,087
Construction Materials 1.3%
Cemex, SAB de CV - ADR (Mexico) (a)	137,209	4,105,293

Consumer Finance 3.9%
American Express Co.	204,978	12,169,544

Department Stores 3.2%
Sears Holdings Corp. (a)	78,865	10,031,628

Diversified Banks 4.1%
ICICI Bank Ltd. (INR) (India)	309,197	8,243,701
ICICI Bank Ltd. - ADR (India)	89,711	4,729,564
		12,973,265

Diversified Commercial & Professional Services 2.2%
Corporate Executive Board Co.	94,714	7,031,567

Fertilizers & Agricultural Chemicals 8.1%
Monsanto Co.	296,671	25,436,572

Footwear 2.0%
NIKE, Inc., Class B	109,908	6,447,203

Hotels, Resorts & Cruise Lines 3.4%
Ctrip.com International Ltd. - ADR (Cayman Islands)	208,320	10,790,976

Hypermarkets & Super Centers 2.0%
Costco Wholesale Corp.	104,583	6,418,259

Internet Retail 2.1%
Amazon.com, Inc. (a)	69,706	6,493,114

Internet Software & Services 10.2%
eBay, Inc. (a)	282,527	11,024,203
Google, Inc., Class A (a)	29,170	16,547,266
Yahoo!, Inc. (a)	165,140	4,432,358
		32,003,827
Leisure Products 2.8%
ARUZE CORP. (JPY) (Japan)	199,100	8,874,696

Managed Health Care 4.1%
UnitedHealth Group, Inc.	268,823	13,019,098

Marine Ports & Services 4.9%
China Merchants Holdings International Co., Ltd. (HKD) (Hong Kong)	2,468,306	15,367,676

Motorcycle Manufacturers 0.8%
Harley-Davidson, Inc.	56,473	2,609,617

Oil & Gas Exploration & Production 3.9%
Ultra Petroleum Corp. (Canada) (a)	199,200	12,358,368

Property & Casualty Insurance 2.3%
Berkshire Hathaway, Inc., Class B (a)	1,812	7,161,024

Real Estate Management & Development 3.6%
Brookfield Asset Management, Inc., Class A (Canada)	293,660	11,305,910

Reinsurance 0.8%
Greenlight Capital Re Ltd., Class A (Cayman Islands) (a)	123,387	2,502,288

Semiconductors 2.1%
Marvell Technology Group Ltd. (Bermuda) (a)	395,102	6,467,820

Specialized Finance 4.8%
CME Group, Inc.	7,757	4,556,074
Moody’s Corp.	207,710	10,468,584
		15,024,658
Systems Software 0.4%
VMware, Inc., Class A (a)	13,216	1,123,360

Wireless Telecommunication Services 3.1%
America Movil, SA de CV, Series L - ADR (Mexico)	153,089	9,797,696

Total Long-Term Investments 97.1% (Cost $224,640,647)		304,998,496

Repurchase Agreements 3.2%
Banc of America Securities ($3,287,164 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.10%, dated 09/28/07, to be sold on 10/01/07 at $3,288,561)		3,287,164
Citigroup Global Markets, Inc. ($2,921,924 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.90%, dated 09/28/07, to be sold on 10/01/07 at $2,923,117)		2,921,924

State Street Bank & Trust Co. ($3,790,912 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.55%, dated 09/28/07, to be sold on 10/01/07 at $3,792,350)	3,790,912

Total Repurchase Agreements (Cost $10,000,000)	10,000,000

Total Investments 100.3% (Cost $234,640,647)	314,998,496

Foreign Currency 0.0% (Cost $128)	128

Liabilities in Excess of Other Assets (0.3%)	(972,140)

Net Assets 100.0%	$314,026,484

Percentages are calculated as a percentage of net assets.

(a)  Non-income producing security as this stock currently does not declare income dividends.

ADR - American Depositary Receipt

HKD          - Hong Kong dollar

INR            - India rupee

JPY            - Japan yen

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • September 30, 2007 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 90.6%
Australia 2.0%
AGL Energy, Ltd.	3,387	$47,697
Alinta, Ltd.	1,955	26,163
Alumina, Ltd.	16,559	104,913
Amcor, Ltd.	12,858	84,202
AMP, Ltd.	9,685	90,581
Ansell, Ltd.	1,216	13,488
APA Group	588	1,951
Asciano Group (a)	2,755	21,928
Australia and New Zealand Banking Group, Ltd.	10,530	277,511
BHP Billiton, Ltd.	33,334	1,317,741
BlueScope Steel, Ltd.	11,089	105,778
Boral, Ltd.	8,518	54,345
Brambles Industries PLC	7,210	94,431
Caltex Australia, Ltd.	7,354	153,612
Coca-Cola Amatil, Ltd.	3,835	30,627
Coles Myer, Ltd.	7,823	106,903
Commonwealth Bank of Australia	8,701	435,378
CSL, Ltd.	628	59,794
CSR, Ltd.	13,819	38,136
Fairfax	7,520	31,496
Foster’s Group, Ltd.	14,867	86,145
Insurance Australia Group, Ltd.	12,377	57,659
Leighton Holdings, Ltd.	1,573	71,884
Lend Lease Corp., Ltd.	3,086	51,755
Macquarie Bank, Ltd.	1,522	113,986
Macquarie Infrastructure Group, Ltd.	17,128	47,419
Mayne Nickless, Ltd.	6,557	24,263
National Australia Bank, Ltd.	11,606	408,957
Newcrest Mining, Ltd. (rights, expiring 10/04/07)	1,660	15,614
Newcrest Mining, Ltd.	4,743	117,844
OneSteel, Ltd.	8,110	49,655

Orica, Ltd.	5,470	146,100
Origin Energy, Ltd.	52,686	481,534
PaperlinX, Ltd.	6,583	17,758
QBE Insurance Group, Ltd.	5,056	151,642
Rio Tinto, Ltd.	2,971	285,302
Santos, Ltd.	38,691	516,704
Stockland Trust Group	12	96
Suncorp-Metway, Ltd.	4,015	72,323
Tabcorp Holdings, Ltd.	2,955	39,725
Telstra Corp., Ltd.	15,720	60,818
Toll Holdings, Ltd.	2,755	32,049
Transurban Group	5,550	35,951
Wesfarmers, Ltd.	2,802	104,427
Westpac Banking Corp., Ltd.	12,305	311,187
Woodside Petroleum, Ltd.	21,858	973,664
Woolworths, Ltd.	7,634	201,256
		7,572,392
Austria 0.6%
Andritz, AG	840	58,033
Boehler-Udderholm, AG	1,056	110,586
Erste Bank Der Oester Spark, AG	2,831	215,770
Flughafen Wein, AG	315	32,538
IMMOFINANZ Immobilien Anlagen	10,188	127,116
Mayr-Melnhof Karton, AG	256	28,291
Oesterreichish Elektrizitaets, AG, Class A	2,290	131,989
OMV, AG	8,080	539,560
Raiffeisen International Bank - Holding, AG
(rights, expiring 10/03/07) (a)	1,854	270,980
Raiffeisen International Bank - Holding, AG	1,854	0
Telekom Austria, AG	14,093	368,760
Voestalpine, AG	2,052	177,319
Wiener Stadtische	670	46,814
Wienerberger, AG (rights, expiring 10/11/07) (a)	1,739	0
Wienerberger Baustoffindustrie, AG	1,739	108,761
		2,216,517

Belgium 0.4%
AGFA-Gevaert, NV	970	18,673
Bekaert, SA	82	10,992
Belgacom, SA	1,951	90,527
Dexia	11,433	346,273
Fortis (rights, expiring 10/09/07) (a)	11,815	62,673
Fortis, AG	11,815	347,903
InBev NV	2,140	193,956
KBC Bankverzekerin Holdings	1,572	216,269
Solvay, SA	633	91,860
UCB, SA	1,480	87,329
Umicore	263	62,854
		1,529,309
Bermuda 0.9%
Accenture, Ltd., Class A	3,900	156,975
Cheung Kong Infrastructure	5,000	18,813
China Water Affairs Group, Ltd. (a)	598,299	368,653
Chow Sang Sang Holdings International, Ltd.	19,696	27,566
Cosco Pacific, Ltd.	82,000	259,485
Covidien, Ltd.	4,950	205,425
Esprit Holdings, Ltd.	13,500	214,469
Everest Re Group, Ltd.	700	77,168
Foster Wheeler, Ltd. (a)	2,000	262,560
Ingersoll-Rand Co., Ltd., Class A	8,200	446,654
Johnson Electric Holdings, Ltd.	22,000	11,490
Kerry Properties, Ltd.	5,198	40,052
Li & Fung, Ltd.	71,900	306,140
Marvell Technology Group, Ltd. (a)	6,900	112,953
Nabors Industries, Ltd. (a)	2,300	70,771
NWS Holdings, Ltd.	46,541	109,560
REXCAPITAL Financial Holdings, Ltd. (a)	305,894	49,580
Shangri-La Asia, Ltd.	15,004	50,568
Tyco Electronics, Ltd.	4,950	175,378
Tyco International, Ltd.	4,950	219,483
Weatherford International, Ltd. (a)	2,554	171,578

Yue Yuen Industrial Holdings, Ltd.	5,000	14,954
		3,370,275
Brazil 0.6%
Ambev Cia De Bebid Companhia de Bebidas das Americas (a)	1,460	104,343
Arcelor Brasil, SA	3,179	93,653
Companhia Brasileira de Distribuicao - ADR	650	19,708
Cyrela Brazil Realty, SA	12,800	174,507
Cyrela Commercial Properties, SA Empreendimentos e Participacoes (a)	12,800	16,270
Empresa Brasileira de Aeronautica, SA (a)	14,843	163,573
Gol - Linhas Aereas Inteligentes, SA - ADR	13,600	326,400
Lojas Renner, SA	8,700	174,190
Sider Nacional Cia	3,961	278,437
Souza Cruz (Cia) Npv (a)	3,600	93,486
Uniao de Bancos Brasileiros, SA - GDR (a)	5,100	670,905
		2,115,472
Canada 3.6%
Abitibi-Consolidated, Inc. (a)	7,750	13,713
Agrium, Inc.	3,250	177,032
Alcan, Inc.	4,145	413,521
Bank of Montreal	5,800	379,028
Bank of Nova Scotia	10,600	556,829
Barrick Gold Corp.	11,485	461,294
BCE, Inc.	5,264	211,163
Biovail Corp.	2,400	41,792
Bombardier, Inc., Class B (a)	15,200	90,315
Brookfield Asset Management, Inc., Class A	6,100	233,967
CAE, Inc.	3,000	40,386
Cameco Corp.	4,500	208,080
Cameco Corp.	4,900	226,021
Canadian Imperial Bank of Commerce	4,300	429,546
Canadian Natural Resources, Ltd.	8,800	668,504
Canadian Pacific Railway, Ltd.	3,050	214,648
Canadian Tire Corp., Class A	1,300	103,736

Celestica, Inc. (a)	19,600	119,415
Cognos, Inc. (a)	3,700	152,888
Enbridge, Inc.	4,100	150,208
EnCana Corp.	19,032	1,176,764
George Weston, Ltd.	1,800	128,487
Goldcorp, Inc.	4,228	129,223
Husky Energy, Inc.	6,800	283,376
IGM Financial, Inc.	675	35,696
Imperial Oil, Ltd.	9,700	480,685
Kinross Gold Corp. (a)	3,800	56,772
Magna International, Inc., Class A	1,900	183,286
Manulife Financial Corp.	7,712	317,970
Manulife Financial Corp.	1,344	55,453
MDS, Inc., Class B	5,600	120,991
Meridian Gold, Inc. (a)	1,200	39,897
MI Developments, Inc., Class A	750	24,838
National Bank of Canada	1,300	71,231
Nexen, Inc.	11,400	348,309
Nortel Networks Corp. (a)	23,666	401,155
Petro-Canada	8,300	476,229
Potash Corp. of Saskatchewan, Inc.	7,800	823,797
Power Corp. of Canada	5,200	208,387
Rogers Communication, Inc., Class B	8,900	405,160
Royal Bank of Canada	13,100	725,034
Sino-Forest Corp. (a)	13,700	309,633
Sun Life Financial, Inc.	3,389	177,857
Suncor Energy, Inc.	8,200	778,738
Talisman Energy, Inc.	25,600	502,657
Teck Cominco, Ltd., Class B	7,886	374,380
Thomson Corp.	3,600	150,783
TransAlta Corp.	1,800	56,643
TransCanada Corp.	4,244	155,611
		13,891,128
Cayman Islands 0.6%
ACE, Ltd.	2,900	175,653

Agile Property Holdings, Ltd.	99,893	209,710
ASM Pacific Technology, Ltd.	1,000	8,857
Chaoda Modern Agriculture Holdings, Ltd.	50,000	40,456
China Infrastructure Machinery Holdings, Ltd.	77,000	177,696
China Mengniu Dairy Co., Ltd.	14,000	60,600
China Resources Land, Ltd.	50,000	104,067
GlobalSantaFe Corp.	3,198	243,112
Hopewell Highway Infrastructure, Ltd.	118,500	112,649
Hutchison Telecommunications International, Ltd. (a)	19,000	26,396
Li Ning Co., Ltd.	28,000	96,709
New World China Land, Ltd.	93,200	89,437
Noble Corp.	400	19,620
Prime Success International Group, Ltd.	95,800	77,637
Seagate Technology	2,900	74,182
Transocean, Inc. (a)	6,300	712,215
XL Capital Ltd., Class A	1,700	134,640
		2,363,636
China 1.6%
Air China, Ltd., Class H	64,000	91,219
Aluminum Corp. of China, Ltd., Class H	64,000	183,590
Angang Steel Co., Ltd., Class H	30,000	115,580
Anhui Expressway Co., Ltd., Class H	127,932	116,843
Bank of Communications, Ltd., Class H	146,000	176,353
Beijing Capital International Airport Co., Ltd., Class H	42,000	87,200
China Communications Construction Co., Ltd., Class H	110,000	261,492
China Construction Bank, Class H	780,255	713,625
China COSCO Holdings Co., Ltd., Class H	48,250	150,823
China Life Insurance Co., Ltd., Class H	171,000	981,058
China Petroleum & Chemical Corp., Class H	422,000	524,932
China Shipping Container Lines Co., Ltd., Class H	88,350	68,190
China Shipping Development Co., Ltd., Class H	45,979	149,343
China Telecom Corp., Ltd., Class H	344,000	259,310
Datang International Power Generation Co., Ltd., Class H	106,000	121,765
Guangshen Railway Co., Ltd., Class H	52,000	44,750
Huaneng Power International, Inc., Class H	96,000	132,876

Jiangsu Expressway Co., Ltd., Class H	44,000	56,600
Jiangxi Copper Co., Ltd., Class H	35,000	113,683
Maanshan Iron & Steel Co., Ltd., Class H	48,000	52,298
PetroChina Co., Ltd., Class H	398,000	754,648
PICC Property & Casualty Co., Ltd., Class H	62,000	120,748
Ping An Insurance Co. of China, Ltd., Class H	29,500	407,179
Sinopec Shangai Petrochemical Co., Ltd., Class H	78,000	64,215
Yanzhou Coal Minining Co., Ltd., Class H	56,000	115,258
Zhejiang Expressway Co., Ltd., Class H	54,000	76,688
		5,940,266
Colombia 0.0%
Bancolombia, SA - ADR	5,500	190,575

Cyprus 0.0%
Bank of Cyprus Public Co., Ltd.	8,500	150,053

Denmark 0.3%
Danske Bank, A/S	10,176	413,140
DSV, A/S	2,000	47,151
GN Store Nord, A/S (GN Great Nordic) (a)	4,500	45,621
Novo-Nordisk, A/S, Ser B	2,550	307,781
Novozymes, A/S, Ser B	581	73,016
Vestas Wind Systems, A/S (a)	2,300	181,698
		1,068,407
Finland 0.7%
Cargotec Corp.	635	31,203
Fortum Oyj	6,597	242,136
Kesko Oyj, Ser B	5,585	371,039
Kone Oyj, Class B	1,270	92,630
Metso Oyj	3,523	242,641
Neste Oil Oyj	2,949	107,946
Nokia Oyj	15,647	594,834
Outokumpu Oyj	4,356	156,466
Rautaruukki Oyj	507	30,718
Sampo Oyj, Class A	7,929	242,069
Stora Enso Oyj, Ser R	6,653	129,590

TietoEnator Oyj	3,582	80,396
UPM-Kymmene Oyj	5,849	141,453
Uponor Oyj	484	15,025
Wartsila Oyj	782	53,580
		2,531,726
France 2.9%
Accor, SA	1,899	168,592
Air Liquide	1,514	202,633
Alcatel-Lucent, SA - ADR	13,291	135,302
Alcatel-Lucent, SA	11,709	120,214
Alstom	3,216	653,805
Arkema (a)	355	21,620
Atos Origin (a)	43	2,502
Axa	13,329	596,423
BNP Paribas, SA	12,591	1,377,800
Bouygues, SA	2,521	217,451
Business Objects, SA (a)	289	12,899
Cap Gemini, SA	1,292	79,625
Carrefour, SA	1,380	96,679
Casino Guichard	172	18,037
CNP Assurances	429	54,879
Compagnie de Saint-Gobain	1,966	205,182
Credit Agricole, SA	5,050	194,788
Dassault Systemes, SA	262	17,193
Essilor International, SA	618	38,774
France Telecom, SA	13,482	451,587
Gecina, SA	370	62,785
Hermes International	1,058	119,063
Imerys, SA	308	28,113
Klepierre	1,002	57,481
Lafarge, SA	2,550	395,070
Lagardere SCA	722	61,453
L’Oreal, SA	1,549	203,209
LVMH Moet-Hennessy Louis Vuitton, SA	4,811	576,741
Michelin (C.G.D.E.)	563	75,689

Neopost, SA	288	40,624
Peugeot, SA	626	51,666
PPR, SA	336	63,215
Publicis Groupe	745	30,638
Renault, SA	631	91,435
Safran, SA	630	15,209
Sanofi-Aventis	5,803	491,357
Schneider Electric, SA	1,391	175,738
Societe BIC, SA	411	35,234
Societe Generale	4,874	817,885
Societe Television Francaise	915	24,594
Sodexho Alliance, SA	1,107	76,559
Suez, SA (a)	4,575	269,430
Suez, SA	602	35,530
Thales, SA	813	47,659
Thomson, SA	1,376	20,955
Total, SA, Class B	23,501	1,910,811
Unibail	489	125,854
Unibail-Rodamco	104	26,786
Valeo, SA	574	31,938
Veolia Environnement	2,855	245,853
Vinci, SA	1,852	144,693
Vivendi Universal, SA	4,327	182,634
Zodiac, SA	135	9,671
		11,211,557
Germany 5.8%
Adidas-Salomon, AG	6,339	415,798
Allianz, AG	8,011	1,871,705
Altana, AG	1,503	36,220
BASF, AG	9,785	1,353,433
Bayer, AG	7,190	572,299
Beiersdorf, AG	1,050	78,635
Celesio, AG	1,700	107,291
Commerzbank, AG	13,396	542,306
Continental, AG	2,753	380,709

DaimlerChrysler, AG	17,174	1,729,921
Deutsche Bank, AG	8,802	1,134,378
Deutsche Boerse, AG	1,826	248,661
Deutsche Lufthansa, AG	4,808	138,285
Deutsche Post, AG	15,143	440,500
Deutsche Postbank, AG	1,171	85,977
Deutsche Telekom, AG	88,058	1,730,303
E.ON, AG	13,072	2,416,864
Fresenius Medical Care, AG & Co.	4,050	215,238
Heidelberger Druckmaschinen, AG	1,100	48,123
Hochtief, AG	1,151	139,623
Hypo Real Estate Holding, AG	3,707	210,806
Infineon Technologies, AG (a)	7,944	136,952
KarstadtQuelle, AG (a)	1,700	56,918
Linde, AG	1,416	175,847
MAN, AG	3,303	480,647
Merck	1,045	126,064
Metro, AG	3,050	275,475
Muenchener Rueckversicherungs	4,049	778,118
Puma, AG	257	110,439
RWE, AG	8,720	1,096,704
SAP, AG	18,744	1,097,185
Siemens, AG	16,987	2,335,544
Suedzucker, AG	1,569	31,524
ThyssenKrupp, AG	7,684	489,340
TUI, AG (a)	4,827	129,677
Volkswagen, AG	3,298	745,391
		21,962,900
Greece 0.4%
Alpha Bank A.E.	7,768	270,716
EFG Eurobank Ergasias, SA	6,500	228,565
National Bank of Greece, SA	8,577	546,698
OPAP, SA	2,900	112,479
Piraeus Bank, SA	7,600	271,581

Titan Cement Co., SA	600	31,006
		1,461,045
Hong Kong 2.4%
Bank of East Asia, Ltd.	20,856	117,374
BOC Hong Kong Holdings, Ltd.	52,000	131,909
Cathay Pacific Airways, Ltd.	14,000	38,269
Cheung Kong Holdings, Ltd.	22,000	362,240
China Merchants Holdings International Co., Ltd.	31,330	195,061
China Mobile Hong Kong, Ltd.	192,500	3,149,791
China Overseas Land & Investment, Ltd.	92,000	210,655
China Overseas Land & Investment, Ltd. (warrants, expiring 08/27/08) (a)	12,000	9,864
China Resources Enterprise, Ltd.	58,000	246,583
China Resources Power Holdings Co., Ltd.	30,000	92,811
China Travel International Investment Hong Kong, Ltd.	322,000	238,584
Citic Pacific, Ltd.	30,000	191,411
CLP Holdings, Ltd.	25,400	175,131
CNOOC, Ltd.	317,000	533,373
Denway Motors, Ltd.	128,000	74,753
Guangdong Investment, Ltd.	536,000	368,878
Hang Lung Properties, Ltd.	77,500	346,932
Hang Seng Bank, Ltd.	9,700	172,068
Henderson Land Development Co., Ltd.	11,000	87,235
Hong Kong & China Gas Co., Ltd.	61,831	144,280
Hong Kong Electric Holdings, Ltd.	19,500	101,465
Hong Kong Exchanges & Clearing, Ltd.	14,500	443,924
Hopewell Holdings	9,000	42,952
Hutchison Whampoa, Ltd.	30,000	321,269
Hysan Development Co., Ltd.	9,046	25,077
Lenovo Group, Ltd.	88,000	67,807
Link (REIT)	23,465	51,434
MTR Corp., Ltd.	20,469	60,955
New World Development Co., Ltd.	33,482	93,031
Pacific Century CyberWorks, Ltd.	51,400	33,985
Shanghai Industrial Holdings, Ltd.	13,000	64,968
Sino Land Co., Ltd.	10,712	26,650

Sun Hung Kai Properties, Ltd.	29,000	488,690
Swire Pacific, Ltd., Class A	13,500	163,761
Techtronic Industries Co.	12,500	14,246
Television Broadcasts, Ltd.	4,000	24,029
Wharf Holdings, Ltd.	18,000	88,682
		9,000,127
Hungary 0.5%
Gedeon Richter Rt.	926	197,843
Magyar Olaj-es Gazipari Rt.	4,015	650,123
Magyar Telekom Rt.	27,175	151,308
OTP Bank Rt.	14,514	787,922
		1,787,196
India 1.9%
Asea Brown Boveri India, Ltd.	2,180	70,927
Associated Cement Co., Ltd.	551	16,553
Bajaj Auto, Ltd.	880	56,058
Bharat Forge, Ltd.	2,817	20,212
Bharat Heavy Electricals, Ltd.	10,549	539,251
Bharti Airtel, Ltd. (a)	27,917	672,208
Cipla, Ltd.	5,193	23,758
Dish TV India, Ltd. (a)	3,384	6,284
Dr. Reddy’s Laboratories, Ltd.	2,881	46,999
Gail India, Ltd.	7,348	69,889
GlaxoSmithKline Pharmaceuticals, Ltd.	339	9,515
Glenmark Pharmaceuticals, Ltd.	3,466	36,745
Grasim Industries, Ltd.	1,042	94,108
Gujarat Ambuja Cements, Ltd.	14,326	51,951
HDFC Bank, Ltd.	7,876	283,751
Hero Honda Motors, Ltd.	2,324	43,558
Hindalco Industries, Ltd.	15,414	66,611
Hindustan Lever, Ltd.	23,163	128,233
Housing Development Finance Corp., Ltd.	5,105	323,858
ICICI Bank, Ltd.	17,733	472,791
ICICI Bank, Ltd. - ADR	1,900	100,168
I-Flex Solutions, Ltd. (a)	516	24,535

Indian Hotels Co., Ltd.	3,020	10,451
Infosys Technologies, Ltd.	11,107	527,581
ITC, Ltd.	31,283	149,006
IVRCL Infrastructures & Projects, Ltd.	25,500	271,110
Larsen & Toubro, Ltd.	2,935	206,822
Mahanagar Telephone Nigam, Ltd.	5,434	21,908
Mahindra & Mahindra, Ltd.	2,947	55,616
Maruti Udyog, Ltd.	2,000	50,129
Oil & Natural Gas Corp., Ltd.	6,841	164,486
Ranbaxy Laboratories, Ltd.	4,228	46,071
Reliance Communications, Ltd.	28,529	420,086
Reliance Energy, Ltd.	1,737	52,549
Reliance Industries, Ltd.	18,224	1,050,998
Satyam Computer Services, Ltd.	13,207	147,871
State Bank of India	249	14,145
Sun Pharma Advanced Research Co., Ltd. (a) (b)	1,349	2,544
Sun Pharmaceuticals Industries, Ltd.	1,342	32,493
Tata Consultancy Services, Ltd.	3,661	97,402
Tata Motors, Ltd.	5,443	106,121
Tata Steel, Ltd.	3,818	82,985
Unitech, Ltd.	67,600	521,749
UTI Bank, Ltd.	3,210	61,594
Wipro, Ltd.	5,702	65,860
Wire and Wireless India, Ltd. (a)	2,943	3,331
Zee News, Ltd. (a)	2,661	4,251
Zee Telefilms, Ltd.	5,840	50,101
		7,375,223
Indonesia 1.4%
Aneka Tambang Tbk	192,500	58,413
Astra International Tbk	235,500	495,722
Bank Central Asia Tbk	1,094,500	736,050
Bank Danamon Indonesia Tbk	113,000	104,412
Bank Mandiri	722,500	278,492
Bank Rakyat Indonesia	548,000	395,495
Bumi Resources Tbk	1,805,000	705,618

Gudang Garam Tbk	38,500	39,573
Indocement Tunggal Prakarsa Tbk	68,000	45,358
Indofood Sukses Makmur Tbk	322,500	68,062
Indosat Tbk	151,500	127,561
International Nickel Indonesia Tbk	14,000	97,212
Kalbe Farma Tbk	338,000	49,157
Perusahaan Gas Negara	118,500	156,143
Semen Gresik (Persero) Tbk	85,000	49,262
Telekomunikasi Indonesia, Ser B	1,091,500	1,312,903
Unilever Indonesia Tbk	94,000	69,896
United Tractors Tbk	550,000	493,166
		5,282,495
Ireland 0.0%
Depfa Bank PLC	7,292	150,979
Experian Group, Ltd.	2,806	29,682
		180,661
Italy 0.4%
Assicurazioni Generali S.p.A	8,589	377,957
Banca Intesa S.p.A	40,771	314,814
Banche Popolari Unite, SCPA	2,428	65,263
Bulgari S.p.A (a)	8,480	133,496
Capitalia S.p.A	3,751	35,837
Capitalia S.p.A	3,751	0
Mediobanca S.p.A	561	12,271
Meinl European Land, Ltd. (a)	3,344	47,684
UniCredito Italiano S.p.A.	65,964	564,368
		1,551,690
Japan 7.6%
77th Bank, Ltd.	4,000	26,919
Acom Co., Ltd.	353	7,867
Advantest Corp.	2,500	77,918
Aeon Co., Ltd.	4,606	65,081
Aeon Credit Service Co., Ltd.	500	5,376
Aiful Corp.	350	5,485
Ajinomoto Co., Inc.	6,800	85,248

Alps Electric Co., Ltd.	2,472	29,742
Amada Co., Ltd.	3,527	39,426
Asahi Breweries, Ltd.	2,900	44,182
Asahi Glass Co., Ltd.	14,600	196,378
Asahi Kasei Corp.	13,900	112,299
Asatsu-DK, Inc.	750	24,159
Astellas Pharma, Inc.	4,805	230,493
Bank of Kyoto, Ltd.	4,000	48,509
Bank of Yokohama, Ltd.	20,000	138,075
Benesse Corp.	704	26,967
Bridgestone Corp.	9,964	220,333
Canon, Inc.	10,204	556,994
Casio Computer Co., Ltd.	4,600	65,917
Central Glass Co.	2,000	10,081
Central Japan Railway Co.	16	169,939
Chiba Bank, Ltd.	9,000	69,577
Chiyoda Corp.	4,000	72,085
Chubu Electric Power Co., Inc.	5,252	136,027
Chugai Pharmaceutical Co., Ltd.	3,358	55,457
Citizen Watch Co., Ltd.	4,700	47,301
Coca-Cola West Japan Co., Ltd.	500	11,753
COMSYS Holdings Corp.	3,000	32,908
Credit Saison Co., Ltd.	852	21,956
CSK Corp.	900	35,180
Dai Nippon Printing Co., Ltd.	5,300	75,764
Daicel Chemical Industries, Ltd.	2,000	15,827
Daiichi Sankyo Co., Ltd.	6,600	198,233
Daikin Industries, Ltd.	2,000	96,287
Dainippon Ink & Chemicals	10,000	44,313
DAITO Trust Construction Co., Ltd.	2,003	96,606
Daiwa House Industry Co., Ltd.	8,800	114,841
Daiwa Securities Group, Inc.	17,500	166,674
Denki Kagaku Kogyo KK	6,031	33,866
Denso Corp.	7,000	263,875

Dowa Mining Co., Ltd.	6,000	76,002
Dowa Mining Co., Ltd. (rights, expiring 01/29/10) (a)	11,000	0
East Japan Railway Co.	38	299,726
Ebara Corp.	5,800	26,812
Eisai Co., Ltd.	2,350	111,091
FamilyMart Co., Ltd.	1,003	26,152
Fanuc, Ltd.	2,100	214,086
Fast Retailing Co., Ltd.	1,050	60,606
Fuji Electric Holdings Co., Ltd.	6,000	26,744
Fuji Photo Film Co., Ltd.	4,766	220,324
Fuji Soft ABC, Inc.	700	14,321
Fuji Television Network, Inc.	10	20,111
Fujikura, Ltd.	3,000	18,988
Fujitsu, Ltd.	17,600	124,417
Fukuoka Financial Group, Inc. (a)	8,000	46,872
Furukawa Electric Co., Ltd.	7,800	38,163
Hankyu Department Stores	2,000	16,524
Hino Motors, Ltd.	2,000	15,287
Hirose Electric Co., Ltd.	355	43,175
Hitachi Construction Machinery	900	35,964
Hitachi, Ltd.	32,500	216,450
Hokkaido Electric Power Co., Inc.	1,700	36,778
Hokuhoku Financial Group, Inc.	16,000	45,271
Honda Motor Co., Ltd.	18,212	612,008
Hoya Corp.	4,000	136,508
Ibiden Co., Ltd.	1,300	109,442
Index Corp.	24	8,013
Inpex Corp.	8	82,183
Isetan Co., Ltd.	3,403	45,891
Ishikawajima-Harima Heavy Industries Co., Ltd.	15,040	47,268
Ito En, Ltd.	700	17,064
Itochu Corp.	16,026	194,631
Itochu Techno-Science Corp.	700	24,681
J Front Retailing Co., Ltd. (a)	6,300	61,977

Japan Airlines System Corp. (a)	14,000	30,349
Japan Real Estate Investment Corp. (REIT)	6	72,085
Japan Retail Fund Investment Corp. (REIT)	8	69,647
Japan Tobacco, Inc.	42	230,723
JFE Holdings, Inc.	3,700	262,203
JGC Corp.	3,546	68,379
Joyo Bank, Ltd.	18,000	100,448
JSR Corp.	2,504	61,366
Kajima Corp.	16,600	57,084
Kaneka Corp.	4,000	33,639
Kansai Electric Power Co., Inc.	7,300	166,826
Kao Corp.	5,745	171,552
Kawasaki Heavy Industries, Ltd.	15,000	58,765
Kawasaki Kisen Kaisha, Ltd.	2,000	29,374
Keihin Electric Express Railway Co., Ltd.	6,000	38,915
Keio Electric Railway Co., Ltd.	3,500	21,817
Keyence Corp.	347	77,034
Kikkoman	2,500	37,740
Kinki Nippon Railway Co., Ltd.	18,628	57,896
Kirin Brewery Co., Ltd.	4,626	61,215
Kobe Steel, Ltd.	23,000	85,901
Kokuyo Co., Ltd.	900	9,355
Komatsu, Ltd.	11,600	389,814
Konami Co., Ltd.	1,550	42,237
Konica Corp.	4,755	80,599
Koyo Seiko Co., Ltd.	1,000	17,629
Kubota Corp.	16,930	139,431
Kuraray Co., Ltd.	5,265	66,692
Kurita Water Industries, Ltd.	6,200	210,508
Kyocera Corp.	1,700	159,396
Kyowa Hakko Kogyo Co., Ltd.	5,020	51,701
Kyushu Electric Power	3,452	91,360
Lawson, Inc.	903	28,537
Leopalace21 Corp.	1,800	59,078

Mabuchi Motor Co., Ltd.	356	23,214
Marubeni Corp.	15,229	139,741
Marui Co., Ltd.	6,503	71,787
Matsui Securities Co., Ltd.	2,200	16,855
Matsushita Electric Industrial Co., Ltd.	21,900	410,869
Matsushita Electric Works	3,500	42,202
Meiji Dairies Corp.	4,000	22,600
Meiji Seika Kaisha, Ltd.	7,000	35,224
Meitec Corp.	700	20,537
Millea Holdings, Inc.	8,604	346,063
Minebea Co., Ltd.	6,000	41,057
Mitsubishi Chemical Holdings, Corp.	16,500	143,647
Mitsubishi Corp.	13,231	419,282
Mitsubishi Electric Corp.	21,928	274,899
Mitsubishi Estate Co., Ltd.	12,500	358,029
Mitsubishi Heavy Industries, Ltd.	38,526	251,887
Mitsubishi Logistics Corp.	2,000	28,172
Mitsubishi Material Corp.	21,000	130,536
Mitsubishi Rayon Co., Ltd.	7,023	49,769
Mitsubishi Tokyo Financial Group, Inc.	87	764,985
Mitsubishi UFJ Securities Co., Ltd.	6,000	52,549
Mitsui & Co., Ltd.	15,731	382,096
Mitsui & Co., Ltd.	2,500	40,504
Mitsui Chemicals, Inc.	7,000	69,534
Mitsui Fudosan Co., Ltd.	8,500	236,060
Mitsui Mining & Smelting Co., Ltd.	16,024	69,054
Mitsui Sumitomo Insurance Co., Ltd.	10,500	123,314
Mitsui Trust Holdings, Inc.	8,536	66,585
Mitsukoshi, Ltd.	8,529	38,685
Mizuho Financial Group, Inc.	97	553,128
Murata Manufacturing Co., Inc.	2,000	144,169
Namco Bandai Holdings, Inc.	400	5,816
NEC Corp.	19,600	95,214
NEC Electronics Corp. (a)	800	22,983

NET One Systems Co., Ltd. (a)	14	15,479
NGK Insulators, Ltd.	5,320	171,366
NGK Spark Plug Co., Ltd.	2,530	39,316
Nidec Corp.	1,002	70,048
Nikon Corp.	3,500	120,359
Nintendo Co., Ltd.	703	365,990
Nippon Building Fund, Inc. (REIT)	7	101,772
Nippon Electric Glass Co., Ltd.	4,500	72,476
Nippon Express Co., Ltd.	9,500	47,225
Nippon Meat Packers, Inc.	2,300	25,550
Nippon Mining Holdings, Inc.	7,500	75,349
Nippon Oil Corp.	16,100	149,556
Nippon Sheet Glass Co., Ltd.	6,000	36,669
Nippon Steel Corp.	47,030	338,605
Nippon Telegraph & Telephone Corp.	29	135,577
Nippon Unipac Holding	17	52,540
Nippon Yusen Kabushiki Kaisha	13,429	131,174
Nishi-Nippon City Bank, Ltd.	18,000	50,616
Nissan Motor Co., Ltd.	26,104	261,574
Nisshin Seifun Group, Inc.	3,000	28,233
Nisshin Steel Co., Ltd.	3,000	13,529
Nisshinbo Industries, Inc.	1,572	21,856
Nissin Food Products Co., Ltd.	1,500	53,541
Nitto Denko Corp.	2,053	95,443
Nomura Holdings, Inc.	25,932	434,815
Nomura Research, Inc.	1,767	60,149
NSK, Ltd.	8,532	74,873
NTN Corp.	6,035	53,853
NTT Data Corp.	17	75,776
NTT Docomo, Inc.	43	61,394
Obayashi Corp.	12,029	55,713
Obic Co., Ltd.	120	23,276
OJI Paper Co., Ltd.	16,600	80,352
Oki Electric Industry Co., Ltd. (a)	12,000	20,685

Okumura Corp.	6,000	30,558
Olympus Optical Co., Ltd.	2,400	98,620
Omron Corp.	2,604	68,917
Onward Kashiyama Co., Ltd.	2,546	25,756
Oracle Corp. Japan	700	31,994
Oriental Land Co., Ltd.	803	46,559
Osaka Gas Co.	20,218	70,934
Pioneer Electronic Corp.	2,400	29,440
Promise Co., Ltd.	490	11,944
Resona Holdings, Inc.	54	92,613
Ricoh Co., Ltd.	6,955	147,135
Rohm Co., Ltd.	1,603	141,648
Sanken Electric Co., Ltd.	2,000	9,803
Sanyo Electric Co., Ltd. (a)	26,400	43,439
Sapporo Holdings, Ltd.	2,000	13,215
SBI E*TRADE SECURITIES Co., Ltd.	34	32,264
Secom Co., Ltd.	1,143	55,028
Seiko Epson Corp.	1,667	41,289
Sekisui Chemical Co., Ltd.	7,524	55,219
Sekisui House, Ltd.	9,824	123,671
Seven & I Holdings Co., Ltd.	6,900	177,508
Sharp Corp.	8,600	156,105
Shimachu Co., Ltd.	1,000	26,466
Shimamura Co., Ltd.	450	42,115
Shimano, Inc.	1,300	45,497
Shimizu Corp.	10,300	56,044
Shin-Etsu Chemical Co., Ltd.	3,901	269,655
Shinko Securities	10,000	46,315
Shinsei Bank, Ltd.	14,000	44,121
Shionogi & Co., Ltd.	4,136	63,769
Shiseido Co., Ltd.	4,000	88,800
Shizuoka Bank, Ltd.	12,000	116,589
Showa Denko K.K.	7,000	26,509
Showa Shell Sekiyu K.K.	3,050	39,219

SMC Corp.	703	96,271
Softbank Corp.	9,750	179,950
Sompo Japan Insurance, Inc.	8,500	97,532
Sony Corp.	7,397	358,693
Stanley Electric Co., Ltd.	1,850	44,613
Sumitomo Chemical Co., Ltd.	15,700	134,632
Sumitomo Corp.	9,500	183,607
Sumitomo Electric Industries, Ltd.	7,000	111,522
Sumitomo Heavy Industries, Ltd.	5,000	64,380
Sumitomo Metal Industries, Ltd.	28,000	163,322
Sumitomo Metal Mining Co.	10,000	242,894
Sumitomo Mitsui Financial Group, Inc.	62	483,089
Sumitomo Osaka Cement Co., Ltd.	1,000	2,464
Sumitomo Realty & Development Co., Ltd.	4,000	140,687
Sumitomo Trust & Banking Co., Ltd.	20,025	151,497
Taiheiyo Cement Corp.	6,000	22,827
Taisei Corp.	18,000	52,183
Taisho Pharmaceutical Co.	1,616	31,795
Taiyo Yuden Co., Ltd.	2,000	39,612
Takara Holdings, Inc.	1,500	8,815
Takashimaya Co., Ltd.	5,040	55,944
Takeda Pharmaceutical Co., Ltd.	8,155	573,651
Takefuji Corp.	586	11,632
T&D Holdings, Inc.	2,700	166,186
TDK Corp.	1,303	114,345
Teijin, Ltd.	13,629	66,564
Terumo Corp.	2,150	108,562
THK Co., Ltd.	500	10,556
TIS, Inc.	752	14,665
Tobu Railway Co., Ltd.	13,300	62,526
Toho Co., Ltd.	1,550	30,632
Tohoku Electric Power Co., Ltd.	4,350	92,972
Tokyo Broadcasting System, Inc.	1,200	33,639
Tokyo Electric Power Co., Inc.	10,950	276,455

Tokyo Electron, Ltd.	2,550	161,616
Tokyo Gas Co., Ltd.	22,721	105,826
Tokyo Tatemono Co., Ltd.	4,000	51,016
Tokyu Corp.	9,800	63,988
TonenGeneral Sekiyu K.K.	4,500	45,249
Toppan Printing Co., Ltd.	6,300	64,884
Toray Industries, Inc.	14,000	111,157
Toshiba Corp.	44,042	411,414
Tosoh Corp.	7,500	48,644
Tostem Inax Holding Corp.	2,861	49,765
Toto, Ltd.	6,800	49,314
Toyo Seikan Kaisha, Ltd.	2,917	54,980
Toyobo, Ltd.	2,000	4,684
Toyoda Gosei Co., Ltd.	500	18,108
Toyota Industries Corp.	1,454	62,659
Toyota Motor Corp.	28,453	1,679,461
Trend Micro, Inc.	1,188	51,403
Uni-Charm Corp.	600	36,826
Uniden Corp.	1,000	6,625
UNY Co., Ltd.	2,556	22,274
Ushio, Inc.	1,000	18,195
USS Co., Ltd.	705	46,339
Wacoal Corp.	2,000	24,568
West Japan Railway Co.	8	38,167
Yahoo! Japan Corp.	202	76,498
Yakult Honsha Co., Ltd.	1,829	41,639
Yamada Denki Co., Ltd.	1,320	130,661
Yamaha Corp.	2,104	47,167
Yamaha Motor Corp., Ltd.	1,100	28,059
Yamato Transport Co., Ltd.	5,518	82,771
Yamazaki Baking Co., Ltd.	2,500	18,761
Yokogawa Electric Corp.	3,046	37,072
		29,181,780

Luxembourg 0.1%
ArcelorMittal	3,832	302,446

Malaysia 0.5%
AMMB Holdings Bhd	52,000	66,230
Berjaya Sports Toto Bhd	30,900	45,341
British American Tobacco Malaysia Bhd	3,800	46,001
Bumiputra-Commerce Holdings Bhd	58,000	182,128
Bursa Malaysia Bhd	10,600	34,219
Gamuda Bhd	33,700	87,031
Genting Bhd	50,000	118,122
Hong Leong Bank Bhd	22,600	39,131
IJM Corp. Bhdd	119,100	277,871
IOI Corp. Bhd	95,950	170,359
Kuala Lumpur Kepong Bhd	14,100	54,621
Malayan Banking Bhd	51,000	164,637
MISC Bhd	30,000	86,280
Petronas Gas Bhd	16,000	52,120
PLUS Expressways Bhd	43,900	40,969
Public Bank Bhd	27,600	85,048
Resorts World Bhd	68,500	78,803
Sime Darby Bhd	43,500	132,766
Telekom Malaysia Bhd	26,300	74,867
Tenaga Nasional Bhd	31,000	85,972
YTL Corp. Bhd	21,400	47,102
		1,969,618
Mexico 1.6%
Alfa, SA, Ser A	10,700	72,296
America Movil, SA de CV, Ser L	706,500	2,260,821
Cemex, SA de CV (a)	179,191	535,079
Coca Cola Femsa, SA, Ser L	6,400	27,455
Corporacion GEO, SA de CV, Ser B (a)	42,900	188,232
Desarrolladora Homex, SA de CV - ADR (a)	2,900	160,950
Fomento Economico Mexicano, SA de CV, Ser B	58,800	219,020
Grupo Carso, SA de CV, Ser A1	22,300	85,021
Grupo Financiero Banorte, SA de CV	122,561	485,206

Grupo Mexico, SA de CV, Ser B	31,235	224,180
Grupo Modelo, SA de CV, Ser C	16,000	76,801
Grupo Televisa, SA	62,500	300,288
Kimberly-Clark de Mexico, SA de CV	15,200	68,500
Telefonos de Mexico, SA de CV (Telmex), Ser L	358,600	587,864
Urbi, Desarrollos Urbanos, SA de CV (a)	24,300	87,314
Wal-Mart de Mexico, SAB de CV, Ser V	158,717	581,907
		5,960,934
Morocco 0.3%
Attijariwafa Bank	500	202,953
Banque Marocaine du Commerce Exterieur	800	302,431
HOLCIM	300	110,007
Maroc Telecom	25,700	450,457
ONA, SA	700	144,406
Samir	700	72,027
Societe des Brasseries du Maroc	100	23,202
		1,305,483
Netherlands 0.8%
ABN Amro Holdings, NV	23,019	1,212,844
Aegon, NV	6,140	117,584
Akzo Nobel, NV	2,110	173,906
ASML Holding, NV (a)	5,109	169,380
Corio, NV	244	20,841
DSM, NV	1,194	64,443
European Aeronautic Defence and Space Co.	1,792	55,092
Hagemeyer, NV	922	4,260
Heineken, NV	1,456	95,546
ING Groep, NV CVA	2,247	99,744
James Hardie Industries, NV	6,812	43,098
Oce, NV	271	5,696
QIAGEN, NV (a)	2,888	55,760
Reed Elsevier, NV	1,182	22,451
Royal KPN, NV	6,586	114,292
Royal Numico, NV	6	465
Royal Philips Electronics, NV	2,572	116,078

STMicroelectronics NV	7,248	121,853
TNT, NV	6,623	277,656
Unilever, NV CVA	4,206	129,847
Vedior, NV CVA	572	12,585
Wereldhave, NV	99	11,922
Wolters Kluwer, NV	654	19,416
		2,944,759
Netherlands Antilles 0.4%
Schlumberger, Ltd.	14,900	1,564,500

Norway 0.7%
DnB Holding, ASA	4,357	66,835
Norsk Hydro, ASA	16,705	726,608
Norske Skogindustrier, ASA	900	9,632
Renewable Energy Corp. AS (a)	4,800	221,248
Statoil, ASA	41,050	1,399,107
Tandberg, ASA	2,800	67,387
Telenor, ASA	12,700	254,412
Tomra Systems, ASA	599	4,333
Yara International, ASA	2,321	73,402
		2,822,964
Panama 0.0%
Carnival Corp.	400	19,372

Philippines 0.8%
Ayala Corp.	19,200	234,406
Ayala Land, Inc.	1,714,440	618,416
Banco de Oro Universal Bank	26,602	34,840
Bank of the Philippine Islands	174,860	258,117
Globe Telecom, Inc.	4,000	130,522
Manila Electric Co.	64,900	119,572
Megaworld Corp.	1,548,000	118,548
Metropolitan Bank & Trust Co.	143,600	178,504
Philippine Long Distance Telephone Co.	15,780	1,019,307
SM Investments Corp.	21,896	181,049

SM Prime Holdings, Inc.	696,171	185,440
		3,078,721
Poland 0.6%
Agora, SA	1,803	34,999
Bank Pekao, SA	6,366	591,374
Bank Przemyslowo-Handlowy BPH	459	158,051
Bank Zachodni WBK, SA	1,241	118,805
Grupa Kety, SA	325	23,858
KGHM Polska Miedz, SA	5,581	260,809
Polski Koncern Naftowy Orlen, SA (a)	14,417	302,769
Powszechna Kasa Oszczednosci Bank Polski, SA	18,599	388,484
Prokom Software, SA	618	31,686
Telekomunikacja Polska, SA	34,372	272,479
		2,183,314
Portugal 0.1%
Banco Comercial Portugues, SA	11,207	46,504
Brisa-Auto Estradas de Portugal, SA	4,407	57,814
Portugal Telecom, SGPS, SA	11,713	164,182
PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS, SA	794	11,820
		280,320
Republic of China (Taiwan) 0.1%
AU Optronics Corp. - ADR	29,563	500,206

Republic of Korea (South Korea) 1.9%
Daelim Industrial Co., Ltd.	320	59,266
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	1,590	100,591
Doosan Heavy Industries & Construction Co., Ltd.	110	11,623
Doosan Infracore Co., Ltd.	310	12,042
GS Engineering & Construction Corp.	140	24,323
Hana Financial Group, Inc.	1,528	72,042
Hyundai Engineering & Construction Co., Ltd. (a)	200	19,100
Hyundai Heavy Industries Co., Ltd.	780	360,511
Hyundai Mipo Dockyard Co., Ltd.	50	17,209
Hyundai Mobis	1,060	112,463
Hyundai Motor Co.	2,300	185,719

Kia Motors Corp. (a)	4,160	56,591
Kookmin Bank	3,860	321,385
Korea Electric Power Corp.	3,860	180,938
Korean Air Lines Co., Ltd.	180	12,174
KT Corp.	2,400	120,498
KT&G Corp.	1,800	140,625
LG Chem, Ltd.	220	23,077
LG Electronics, Inc.	1,380	128,923
LG Philips LCD Co., Ltd. (a)	18,070	864,801
NHN Corp. (a)	122	28,234
POSCO	994	730,946
Samsung Corp.	3,560	261,788
Samsung Electronics Co., Ltd.	3,708	2,329,655
Samsung Engineering Co., Ltd.	110	14,784
Samsung Fire & Marine Insurance Co., Ltd.	510	109,779
Samsung SDI Co., Ltd.	400	26,836
Samsung Securities Co., Ltd.	610	55,321
Shinhan Financial Group Co., Ltd.	3,590	234,574
Shinsegae Co., Ltd.	316	219,943
SK Corp.	329	70,099
SK Energy Co., Ltd. (a)	650	113,636
SK Telecom Co., Ltd.	500	114,729
S-Oil Corp.	740	65,817
		7,200,042
Russia 1.9%
Gazprom - ADR	9,333	411,585
Gazprom - ADR	31,276	1,379,272
LUKOIL - ADR	13,689	1,137,556
Mining & Mettallurgical Co. Norilsk Nickel - ADR	4,434	1,206,048
Mobile TeleSystems - ADR	6,900	478,239
Novolipetsk Steel - GDR	3,900	132,405
Polyus Gold Co. - ADR	4,100	178,350
RAO Unified Energy Systems - GDR (a)	3,147	406,750
Rostelecom - ADR	1,200	75,396
Sberbank - GDR (a)	389	179,912

Severstal - GDR (a)	7,700	163,240
Surgutneftegaz - ADR	2,700	188,460
Surgutneftegaz - ADR	5,700	387,030
Tatneft - GDR	2,600	286,000
Vimpel-Communications - ADR	18,000	486,720
Wimm-Bill-Dann Foods - ADR	1,700	185,878
		7,282,841
Singapore 2.1%
Ascendas (REIT)	41,000	75,348
CapitaLand, Ltd.	55,000	301,750
CapitaMall Trust (REIT)	35,800	93,989
Chartered Semiconductor Manufacturing (a)	66,000	48,428
City Developments, Ltd.	25,968	283,192
ComfortDelGro Corp., Ltd.	92,622	120,960
Cosco Corp., Ltd.	38,000	152,205
Creative Technology, Ltd.	3,598	14,775
DBS Group Holdings, Ltd.	57,574	837,158
Flextronics International, Ltd. (a)	12,600	140,868
Fraser & Neave, Ltd.	45,000	172,669
Hyflux, Ltd.	33,000	63,756
Jardine Cycle & Carriage, Ltd.	7,018	87,400
Keppel Corp., Ltd.	56,000	542,847
Keppel Land, Ltd.	20,000	111,747
K-REIT Asia (REIT)	2,000	3,622
Neptune Orient Lines, Ltd.	26,000	92,763
Oversea-Chinese Bank Corp., Ltd.	110,404	661,458
Parkway Holdings, Ltd.	34,000	97,045
Raffles Education Corp., Ltd.	9,060	13,967
SembCorp Industries, Ltd.	44,728	194,208
SembCorp Marine, Ltd.	43,400	134,392
Singapore Airlines, Ltd.	25,200	315,530
Singapore Exchange, Ltd.	41,796	362,954
Singapore Land, Ltd.	7,000	48,065
Singapore Post, Ltd.	73,000	59,953
Singapore Press Holdings, Ltd.	82,250	239,192

Singapore Technology Engineering, Ltd.	69,367	182,115
Singapore Telecomm	510,520	1,381,549
STATS ChipPac, Ltd. (a)	54,000	59,253
United Overseas Bank, Ltd.	59,960	892,034
United Overseas Land, Ltd.	28,156	98,560
Venture Corp., Ltd.	12,444	138,220
Verigy, Ltd. (a)	661	16,333
		8,038,305
South Africa 0.7%
Anglo Platinum, Ltd.	900	136,202
AngloGold Ashanti, Ltd.	1,800	85,228
AVI, Ltd.	4,000	12,489
Barloworld, Ltd.	2,100	39,505
Bidvest Group, Ltd. (a)	2,500	49,163
FirstRand, Ltd.	35,300	113,238
Gold Fields, Ltd.	4,400	79,291
Harmony Gold Mining Co., Ltd. (a)	4,100	48,556
Impala Platinum Holdings, Ltd.	7,200	250,824
Imperial Holdings, Ltd. (a)	1,700	31,832
JD Group, Ltd.	1,600	13,517
Massmart Holdings, Ltd.	2,300	27,836
Mittal Steel South Africa, Ltd. (a)	2,600	51,722
Mondi, Ltd. (a)	1,226	12,241
MTN Group, Ltd.	52,009	788,896
Nampak, Ltd.	8,800	27,591
Naspers, Ltd.	2,700	74,863
Nedbank Group, Ltd.	2,700	48,993
Pretoria Portland Cement Co., Ltd.	3,896	27,032
Sanlam, Ltd.	20,400	65,944
Sappi, Ltd.	2,900	43,988
Sasol, Ltd.	7,300	313,646
Standard Bank Group, Ltd.	15,700	226,659
Steinhoff International Holdings, Ltd. (a)	8,000	22,644
Telkom South Africa, Ltd.	2,100	52,886
Tiger Brands, Ltd. (a)	2,200	58,071

Truworths International, Ltd.	4,100	18,812
Woolworths Holdings, Ltd.	7,600	19,967
		2,741,636
Spain 0.4%
Banco Bilbao Vizcaya Argentaria, SA - ADR	338	7,869
Banco Bilbao Vizcaya Argentaria, SA	21,175	496,397
Banco Popular Espanol, SA	3,420	58,765
Banco Santander Central Hispano, SA	40,877	794,473
Gamesa Corp. Tecnologica, SA (a)	4,382	179,020
Iberdrola, SA	1,689	98,573
		1,635,097
Sweden 1.3%
Alfa Laval AB	300	19,297
Assa Abloy AB, Ser B	4,564	94,728
Atlas Copco AB, Ser A	9,804	169,635
Atlas Copco AB, Ser B	6,678	106,739
Electrolux AB, Ser B	2,900	61,428
Eniro AB	1,500	18,272
Ericsson, Ser B	282,756	1,132,059
Getinge AB, Ser B	2,200	53,258
Hennes & Mauritz AB, Ser B	4,300	272,583
Holmen AB, Ser B	700	26,831
Husqvarna AB, Ser A	870	11,104
Husqvarna AB, Ser B	2,900	37,464
Modern Times Group AB, Ser B	500	32,278
Nordea Bank AB	41,113	716,468
Sandvik AB	14,200	304,643
Scania AB, Ser B	5,600	136,435
Securitas AB, Ser B	3,800	50,123
Securitas Direct AB, Ser B (a)	3,800	11,145
Securitas Systems AB, Ser B	3,800	14,035
Skandinaviska Enskilda Banken AB, Ser A	7,110	231,149
Skanska AB, Ser B	5,319	105,446
SKF AB, Ser B	3,840	80,893
Ssab Svenskt Stal AB, Ser A	3,000	111,032

Svenska Cellulosa AB, Ser B	6,420	119,800
Svenska Handelsbanken, Ser A	11,579	359,367
Tele2 AB, Ser B	2,530	54,671
Teliasonera, AB	26,512	239,649
Volvo AB, Ser A	7,175	124,703
Volvo AB, Ser B	14,890	259,369
		4,954,604
Switzerland 2.3%
ABB, Ltd. - ADR	14,400	377,712
ABB, Ltd.	15,790	415,823
Ciba Specialty Chemicals, AG	500	25,489
Clariant, AG (a)	1,660	20,403
Compagnie Financiere Richemont, AG, Class A	13,896	920,830
Credit Suisse Group	12,515	830,929
Geberit, AG	300	39,244
Givaudan, SA	50	46,210
Holcim, Ltd.	3,345	369,480
Kudelski, SA	360	10,179
Kuehne & Nagel International, AG	595	58,567
Logitech International, SA (a)	2,080	61,922
Lonza Group, AG	270	29,453
Nestle, SA	4,233	1,901,532
Nobel Biocare Holding, AG	230	62,278
Novartis, AG	14,990	827,234
OC Oerlikon Corp., AG (a)	68	24,954
Roche Holding, AG	4,503	816,477
Schindler Holding, AG	800	50,505
Straumann, AG	110	30,896
Swatch Group, AG	460	29,455
Swatch Group, AG, Class B	1,187	389,465
Swiss RE	617	54,956
Swisscom, AG	219	83,283
Syngenta, AG	688	148,326
UBS, AG	20,942	1,126,020

Zurich Financial Services, AG	434	130,191
		8,881,813
Thailand 0.0%
Banpu PCL	19,400	196,972

Turkey 1.3%
Akbank, TAS	90,618	690,709
Aksigorta, AS	6,755	46,731
Anadolu Efes Biracilik ve Malt Sanayii, AS	17,357	181,191
Arcelik, AS	8,831	71,702
Dogan Sirketler Grubu Holding, AS (a)	40,403	88,371
Dogan Yayin Holding, AS (a)	17,511	74,715
Eregli Demir ve Celik Fabrikalari, TAS	27,865	260,874
Ford Otomotiv Sanayi, AS	8,503	90,173
Haci Omer Sabanci Holding, AS	35,184	225,912
Hurriyet Gazetecilik ve Matbaacilik, AS (a)	6,619	20,948
Koc Holding, AS (a)	26,113	137,380
Migros Turk, TAS	7,354	127,949
Trakya Cam Sanayii, AS	1,263	4,730
Tupras-Turkiye Petrol Rafinerileri, AS	9,454	250,645
Turk Hava Yollari Anonim Ortakligi (a)	2,470	19,236
Turk Sise ve Cam Fabrikalari, AS	13,680	68,003
Turkcell Iletisim Hizmetleri, AS	121,982	1,030,834
Turkiye Garanti Bankasi, AS	71,108	544,945
Turkiye Is Bankasi, Ser C	103,575	626,427
Turkiye Vakiflar Bankasi TAO, Class D	30,968	105,707
Yapi ve Kredi Bankasi, AS (a)	47,830	152,961
		4,820,143
United Kingdom 5.3%
3i Group PLC	688	14,034
Aegis Group PLC	4,518	11,555
Amec PLC	1,974	29,928
Amvescap PLC	810	10,963
Anglo American PLC	9,440	635,245
ARM Holdings PLC	14,280	44,994

Arriva PLC	656	10,368
AstraZeneca Group PLC	9,627	482,375
Aviva PLC	19,334	291,142
BAE Systems PLC	21,114	213,188
Balfour Beatty PLC	3,597	34,921
Barclays PLC	38,102	464,232
Barratt Developments PLC	989	15,136
BBA Group PLC	2,643	12,356
Bellway PLC	588	12,403
Berkeley Group Holdings PLC (a)	616	18,073
BG Group PLC	33,990	588,338
Biffa PLC	2,926	13,260
Billiton PLC	17,275	618,531
BP PLC	177,350	2,059,218
British Airways PLC (a)	4,367	34,243
British American Tobacco PLC	5,257	188,442
British Land Co., PLC (REIT)	2,624	62,921
British Sky Broadcasting Group PLC	4,114	58,500
BT Group PLC	70,606	443,491
Bunzl PLC	2,473	35,444
Burberry Group PLC	13,808	185,610
Cadbury Schweppes PLC	11,575	134,279
Capita Group PLC	1,092	16,176
Carnival PLC	1,267	60,504
Centrica PLC	18,329	142,692
Close Brothers Group PLC	400	6,654
Cobham PLC	7,765	30,821
Compass Group PLC	15,355	94,877
CSR PLC (a)	1,370	18,037
Daily Mail & General Trust	1,273	16,409
Diageo PLC	27,200	597,693
Dixons Group PLC	6,592	18,208
Electrocomponents PLC	3,621	18,873
EMAP PLC	887	15,952

EMI Group PLC	3,360	18,183
Enterprise Inns PLC	5,554	67,272
Fiberweb PLC	1,415	1,708
FirstGroup PLC	2,304	32,456
Friends Provident PLC	12,632	44,453
Galiform PLC (a)	3,953	8,897
GKN PLC	2,721	19,708
GlaxoSmithKline PLC	33,911	899,883
Group 4 Securicor PLC	1,945	8,039
Hammerson PLC (REIT)	1,443	34,602
Hays PLC	2,718	7,396
HBOS PLC	22,686	424,470
Home Retail Group	2,806	21,400
HSBC Holdings PLC	33,093	612,421
ICAP PLC	828	8,928
IMI PLC	2,883	31,528
Imperial Chemical Industries PLC	7,019	93,633
Imperial Tobacco Group PLC	2,210	101,330
Intercontinental Hotels Group PLC	2,699	53,592
International Personal Finance PLC (a)	436	1,757
International Power PLC	2,513	23,201
Invensys PLC (a)	1,907	12,105
Johnson Matthey PLC	6,561	223,775
Kelda Group PLC	2,683	47,319
Kesa Electricals PLC	1,287	7,248
Kingfisher PLC	4,354	15,928
Ladbrokes PLC	4,205	37,145
Land Securities Group PLC (REIT)	2,349	80,838
Legal & General Group PLC	50,339	137,599
Liberty International PLC (REIT)	1,254	29,274
Lloyds TSB Group PLC	38,054	422,382
Logica PLC	7,283	22,538
London Stock Exchange PLC	366	12,303
Man Group PLC	1,959	22,185

Marks & Spencer Group PLC	5,708	71,882
Meggitt PLC	3,472	22,537
Misys PLC	2,670	12,073
Mondi PLC (a)	3,063	29,141
National Express Group PLC	611	15,464
National Grid PLC	19,127	306,809
Next PLC	898	36,085
Pearson PLC	2,963	45,922
Persimmon PLC	1,019	20,098
Provident Financial PLC	218	3,987
Prudential Corp., PLC	14,950	229,866
Punch Taverns PLC	1,987	40,085
Reckitt Benckiser PLC	5,199	305,499
Reed Elsevier PLC	4,671	59,061
Rentokil Initial PLC	3,088	10,545
Resolution PLC	339	4,734
Reuters Group PLC	5,487	72,186
Rexam PLC	3,287	37,089
Rio Tinto Corp., PLC	7,515	650,084
Rolls-Royce Group PLC (a)	12,400	132,560
Royal Bank of Scotland Group PLC	52,380	562,639
Royal Dutch Shell PLC, Class A	37,902	1,564,131
Royal Dutch Shell PLC, Class B	26,492	1,090,556
SABMiller PLC	7,293	207,707
Sage Group PLC	8,175	41,690
Sainsbury(J) PLC	6,529	77,144
Schroders PLC	382	10,840
Scottish & Southern Energy PLC	6,124	189,324
Segro PLC	1,915	19,571
Serco Group PLC	791	6,716
Severn Trent PLC	1,950	56,255
Signet Group PLC	5,791	9,923
Smith & Nephew PLC	4,796	58,630
Smiths Group PLC	2,480	54,242

Stagecoach Group PLC	1,277	5,937
Tanjong PLC	8,600	45,177
Tate & Lyle PLC	3,753	30,906
Taylor Woodrow PLC	4,667	26,330
Tesco PLC	32,065	288,170
Tomkins PLC	5,994	27,869
Unilever PLC	7,356	232,528
United Business Media PLC	1,038	14,707
United Utilities PLC	1,489	21,325
Vodafone Group PLC	439,438	1,586,893
Whitbread PLC	1,539	51,073
William Hill PLC	3,222	42,421
Wolseley PLC	3,940	66,626
WPP Group PLC	3,626	49,112
Xstrata PLC	3,698	245,444
Yell Group PLC	2,360	20,715
		20,155,890
United States 32.8%
3M Co.	7,600	711,208
Abbott Laboratories	14,300	766,766
Abercrombie & Fitch Co., Class A	700	56,490
Activision, Inc. (a)	3,200	69,088
Adobe Systems, Inc. (a)	9,700	423,502
Advance Auto Parts, Inc.	1,200	40,272
Advanced Medical Optics, Inc. (a)	800	24,472
Advanced Micro Devices, Inc. (a)	8,243	108,808
AES Corp. (a)	3,000	60,120
Aetna, Inc.	4,500	244,215
Affiliated Computer Services, Inc., Class A (a)	1,100	55,264
AFLAC, Inc.	4,300	245,272
A.G. Edwards, Inc.	1,200	100,500
Agilent Technologies, Inc. (a)	4,904	180,860
AGL Resources, Inc.	1,700	67,354
Air Products & Chemicals, Inc.	3,000	293,280
Airgas, Inc.	1,300	67,119

Alcoa, Inc.	10,100	395,112
Alliance Data Systems Corp. (a)	800	61,952
Alliant Energy Corp.	2,000	76,640
Alliant Techsystems, Inc. (a)	900	98,370
Allstate Corp.	4,700	268,793
ALLTEL Corp.	1,500	104,520
Altera Corp.	5,400	130,032
Altria Group, Inc.	17,917	1,245,769
Amazon.com, Inc. (a)	3,000	279,450
AMB Property Corp. (REIT)	800	47,848
AMBAC Financial Group, Inc.	1,000	62,910
Ameren Corp.	1,000	52,500
American Eagle Outfitters, Inc.	1,950	51,304
American Electric Power Co., Inc.	1,900	87,552
American Express Co.	4,400	261,228
American International Group, Inc.	15,505	1,048,913
American Tower Corp., Class A (a)	1,700	74,018
AmeriCredit Corp. (a)	1,400	24,612
Ameriprise Financial, Inc.	1,400	88,354
Ametek, Inc.	1,350	58,347
Amgen, Inc. (a)	13,500	763,695
Amphenol Corp., Class A	2,400	95,424
Anadarko Petroleum Corp.	8,700	467,625
Analog Devices, Inc.	5,000	180,800
Anheuser-Busch Cos., Inc.	9,100	454,909
AnnTaylor Stores Corp. (a)	600	19,002
AON Corp.	2,900	129,949
Apache Corp.	4,570	411,574
Apollo Group, Inc., Class A (a)	200	12,030
Apple, Inc. (a)	9,100	1,397,214
Applera Corp. - Applied Biosystems Group	2,496	86,461
Applied Materials, Inc.	44,400	919,080
Aqua America, Inc.	1,900	43,092
Arch Coal, Inc.	1,400	47,236

Archer-Daniels-Midland Co.	4,200	138,936
Archstone-Smith Trust (REIT)	1,000	60,140
Arrow Electronics, Inc. (a)	2,000	85,040
Arthur J. Gallagher & Co.	600	17,382
Associated Banc-Corp.	2,151	63,734
Astoria Financial Corp.	900	23,877
AT&T, Inc.	27,355	1,157,390
Autodesk, Inc. (a)	2,500	124,925
Automatic Data Processing, Inc.	6,400	293,952
Avalonbay Communities, Inc. (REIT)	400	47,224
Avis Budget Group, Inc. (a)	1,900	43,491
Avnet, Inc. (a)	2,100	83,706
Avon Products, Inc.	9,300	349,029
Baker Hughes, Inc.	3,200	289,184
Bank of America Corp.	30,035	1,509,859
Bank of Hawaii Corp.	300	15,855
Bank of New York Mellon Corp.	15,605	688,805
Barnes & Noble, Inc.	500	17,630
Baxter International, Inc.	5,400	303,912
BB & T Corp.	4,200	169,638
BEA Systems, Inc. (a)	5,500	76,285
Beckman Coulter, Inc.	800	59,008
Becton, Dickinson & Co.	2,700	221,535
Bed Bath & Beyond, Inc. (a)	3,400	116,008
Best Buy Co., Inc.	400	18,408
Biogen Idec, Inc. (a)	4,235	280,908
BJ Services Co.	1,900	50,445
BMC Software, Inc. (a)	3,200	99,936
Boeing Co.	7,200	755,928
BorgWarner, Inc.	900	82,377
Boston Properties, Inc. (REIT)	500	51,950
Boston Scientific Corp. (a)	10,652	148,595
Brinker International, Inc.	3,225	88,494
Brinks Co.	900	50,292

Bristol-Myers Squibb Co.	20,800	599,456
Broadcom Corp., Class A (a)	6,800	247,792
Broadridge Financial Solutions, Inc.	1,700	32,215
Brown & Brown, Inc.	700	18,410
Burlington Northern Santa Fe Corp.	9,000	730,530
CA, Inc.	6,892	177,262
Cablevision Systems Corp., Class A (a)	3,100	108,314
Cadence Design Systems, Inc. (a)	8,000	177,520
Cameron International Corp. (a)	1,200	110,748
Campbell Soup Co.	2,400	88,800
Capital One Financial Corp.	846	56,200
Cardinal Health, Inc.	5,000	312,650
Career Education Corp. (a)	1,000	27,990
CarMax, Inc (a)	2,400	48,792
Caterpillar, Inc.	7,300	572,539
CBS Corp., Class B	11,111	349,996
CDW Corp. (a)	800	69,760
Centex Corp.	200	5,314
Cephalon, Inc. (a)	700	51,142
Ceridian Corp. (a)	2,200	76,428
C.H. Robinson Worldwide, Inc.	2,300	124,867
Charles River Laboratories International, Inc. (a)	700	39,305
Charles Schwab Corp.	13,500	291,600
CheckFree Corp. (a)	1,000	46,540
Cheesecake Factory, Inc. (a)	1,600	37,552
Chemtura Corp.	3,300	29,337
Chesapeake Energy Corp.	500	17,630
Chevron Corp.	19,265	1,802,819
Chico’s FAS, Inc. (a)	1,700	23,885
ChoicePoint, Inc. (a)	933	35,379
Chubb Corp.	4,300	230,652
CIGNA Corp.	3,000	159,870
Cincinnati Financial Corp.	1,700	73,627
Cisco Systems, Inc. (a)	84,200	2,787,862

CIT Group, Inc.	400	16,080
Citadel Broadcasting Corp.	1,858	7,729
Citigroup, Inc.	46,049	2,149,107
Citrix Systems, Inc. (a)	1,800	72,576
City National Corp.	500	34,755
Clorox Co.	3,100	189,069
Coca-Cola Co.	16,200	931,014
Cognizant Technology Solutions Corp., Class A (a)	2,600	207,402
Colonial Bancgroup, Inc.	1,700	36,754
Comcast Corp., Class A (a)	27,194	657,551
Comerica, Inc.	1,300	66,664
Commerce Bancorp, Inc.	1,700	65,926
Community Health Systems, Inc. (a)	1,000	31,440
Computer Sciences Corp. (a)	2,300	128,570
ConAgra Foods, Inc.	5,500	143,715
CONSOL Energy, Inc.	2,600	121,160
Consolidated Edison, Inc.	1,200	55,560
Constellation Energy Group, Inc.	900	77,211
Con-way, Inc.	600	27,600
Corning, Inc.	18,550	457,257
Corporate Executive Board Co.	400	29,696
Costco Wholesale Corp.	3,300	202,521
Covance, Inc. (a)	900	70,110
Coventry Health Care, Inc. (a)	252	15,677
Cree, Inc. (a)	800	24,880
CSX Corp.	2,300	98,279
Cullen/Frost Bankers, Inc.	600	30,072
CVS Caremark Corp.	7,488	296,749
Cytyc Corp. (a)	1,500	71,475
Danaher Corp.	8,100	669,951
Dean Foods Co. (a)	1,345	34,405
Deere & Co.	3,100	460,102
Dell, Inc. (a)	24,700	681,720
Denbury Resources, Inc. (a)	1,900	84,911

Dentsply International, Inc.	1,600	66,624
Developers Diversified Realty Corp. (REIT)	1,100	61,457
Devon Energy Corp.	6,546	544,627
Diebold, Inc.	900	40,878
Discovery Holding Co., Ser A (a)	2,969	85,656
Dollar Tree Stores, Inc. (a)	1,350	54,729
Dominion Resources, Inc.	1,600	134,880
Domtar Corp. (a)	8,300	68,259
Dover Corp.	6,300	320,985
Dow Chemical Co.	7,366	317,180
DPL, Inc.	922	24,212
D.R. Horton, Inc.	1,100	14,091
DST Systems, Inc. (a)	800	68,648
DTE Energy Co.	900	43,596
Du Pont (E.I.) de Nemours & Co.	7,250	359,310
Duke Energy Corp.	5,716	106,832
Duke Realty Corp. (REIT)	900	30,429
Dun & Bradstreet Corp.	800	78,888
Eaton Corp.	3,600	356,544
Eaton Vance Corp.	1,800	71,928
eBay, Inc. (a)	11,300	440,926
Ecolab, Inc.	4,400	207,680
Edison International, Inc.	1,300	72,085
Edwards Lifesciences Corp. (a)	500	24,655
Electronic Arts, Inc. (a)	3,100	173,569
Electronic Data Systems Corp.	5,000	109,200
Eli Lilly & Co.	8,800	500,984
Embarq Corp.	590	32,804
EMC Corp. (a)	25,630	533,104
Emerson Electric Co.	10,100	537,522
Energizer Holdings, Inc. (a)	800	88,680
Energy East Corp.	1,800	48,690
ENSCO International, Inc.	1,100	61,710
Entergy Corp.	1,000	108,290

EOG Resources, Inc.	1,800	130,194
Equitable Resources, Inc.	1,000	51,870
Equity Residential (REIT)	1,200	50,832
Exelon Corp.	3,000	226,080
Expeditors International Washington, Inc.	2,000	94,600
Express Scripts, Inc. (a)	600	33,492
Exterran Holdings, Inc. (a)	114	9,159
Exxon Mobil Corp.	53,311	4,934,466
F5 Networks, Inc. (a)	1,000	37,190
Fair Isaac Corp.	700	25,277
Fannie Mae	800	48,648
Fastenal Co.	1,400	63,574
FedEx Corp.	3,500	366,625
Fidelity National Financial, Inc., Class A	1,935	33,824
Fidelity National Information Services, Inc.	1,692	75,074
Fifth Third Bancorp	4,300	145,684
First American Corp.	1,000	36,620
FirstEnergy Corp.	1,500	95,010
Fiserv, Inc. (a)	2,400	122,064
Florida Rock Industries, Inc.	900	56,241
Flowserve Corp.	900	68,562
Fluor Corp.	2,500	359,950
FMC Technologies, Inc. (a)	1,600	92,256
Foot Locker, Inc.	1,800	27,594
Ford Motor Co. (a)	21,500	182,535
Fortune Brands, Inc.	200	16,298
FPL Group, Inc.	1,700	103,496
Franklin Resources, Inc.	200	25,500
Freddie Mac	400	23,604
Freeport-McMoRan Copper & Gold, Inc.	4,609	483,438
GameStop Corp., Class A (a)	1,400	78,890
Gannett Co., Inc.	10,400	454,480
Gap, Inc. (The)	5,025	92,661
Genentech, Inc. (a)	5,000	390,100

General Dynamics Corp.	3,800	320,986
General Electric Co.	100,042	4,141,739
General Growth Properties, Inc. (REIT)	1,100	58,982
General Mills, Inc.	2,800	162,428
General Motors Corp.	5,300	194,510
Gen-Probe, Inc. (a)	600	39,948
Gentex Corp.	1,300	27,872
Genworth Financial, Inc., Class A	3,200	98,336
Genzyme Corp. (a)	2,600	161,096
Gilead Sciences, Inc. (a)	6,000	245,220
Goldman Sachs Group, Inc.	5,100	1,105,374
Google, Inc., Class A (a)	2,600	1,474,902
Graco, Inc.	1,200	46,932
Grant Prideco, Inc. (a)	1,400	76,328
Halliburton Co.	10,200	391,680
Hanover Insurance Group, Inc.	800	35,352
Harley-Davidson, Inc.	3,000	138,630
Harrah’s Entertainment, Inc.	2,543	221,063
Harris Corp.	1,600	92,464
Harsco Corp.	1,800	106,686
Hartford Financial Services Group, Inc.	2,000	185,100
HCC Insurance Holdings, Inc.	1,250	35,800
Health Net, Inc. (a)	2,300	124,315
Helmerich & Payne, Inc.	1,200	39,396
Henry Schein, Inc. (a)	1,100	66,924
Hewlett-Packard Co.	29,900	1,488,721
Hillenbrand Industries, Inc.	800	44,016
Hilton Hotels Corp.	13,500	627,615
H.J. Heinz Co.	3,600	166,320
HNI Corp.	800	28,800
Home Depot, Inc.	6,500	210,860
Honeywell International, Inc.	8,700	517,389
Hospira, Inc. (a)	1,480	61,346
Hospitality Properties Trust (REIT)	800	32,520

Host Marriott Corp. (REIT)	6,448	144,693
H&R Block, Inc.	7,500	158,850
Hubbell, Inc., Class B	1,100	62,832
Hugoton Royalty Trust	200	4,728
IBM Corp.	16,700	1,967,260
Idearc, Inc.	1,060	33,358
Illinois Tool Works, Inc.	13,000	775,320
IndyMac Bancorp, Inc.	500	11,805
Integrated Device Technology, Inc. (a)	4,200	65,016
Intel Corp.	79,100	2,045,526
International Game Technology	4,400	189,640
International Paper Co.	7,065	253,422
International Rectifier Corp. (a)	1,300	42,887
Intersil Corp., Class A	2,400	80,232
Intuit, Inc. (a)	3,500	106,050
Intuitive Surgical, Inc. (a)	300	69,000
Invitrogen Corp. (a)	600	49,038
ITT Industries, Inc.	700	47,551
Jabil Circuit, Inc.	100	2,284
Jacobs Engineering Group, Inc. (a)	4,700	355,226
J.B. Hunt Transport Services, Inc.	2,200	57,860
J.C. Penney Co., Inc.	400	25,348
JDS Uniphase Corp. (a)	2,550	38,148
Jeffries Group, Inc.	1,600	44,528
Johnson & Johnson	24,300	1,596,510
Johnson Controls, Inc.	2,300	271,653
Joy Global, Inc.	1,500	76,290
JPMorgan Chase & Co.	27,081	1,240,851
Juniper Networks, Inc. (a)	6,200	226,982
KeyCorp	3,800	122,854
Kimberly-Clark Corp.	6,200	435,612
Kimco Realty Corp. (REIT)	1,100	49,731
KLA-Tencor Corp.	6,600	368,148
Kohl’s Corp. (a)	1,900	108,927

Kraft Foods, Inc., Class A	9,467	326,706
Kroger Co.	2,200	62,744
L-3 Communications Holdings, Inc.	400	40,856
Laboratory Corp. of America Holdings (a)	1,700	132,991
Lam Research Corp. (a)	6,700	356,842
Lear Corp. (a)	800	25,680
Legg Mason, Inc.	1,250	105,362
Lehman Brothers Holdings, Inc.	6,178	381,368
Leucadia National Corp.	1,900	91,618
Lexmark International, Inc., Class A (a)	1,600	66,448
Liberty Global Inc., Class A (a)	2,024	83,024
Liberty Global Inc., Class C (a)	2,024	78,248
Liberty Media Corp. - Capital, Ser A (a)	1,399	174,637
Liberty Media Corp. - Interactive, Ser A (a)	7,599	145,977
Liberty Property Trust (REIT)	700	28,147
Limited Brands, Inc.	5,200	119,028
Lincare Holdings, Inc. (a)	1,200	43,980
Lincoln National Corp.	2,515	165,915
Linear Technology Corp.	4,400	153,956
Lockheed Martin Corp.	4,100	444,809
Lowe’s Cos., Inc.	6,000	168,120
LSI Corp. (a)	11,500	85,330
Lubrizol Corp.	1,000	65,060
Lyondell Chemical Co.	3,000	139,050
M & T Bank Corp.	169	17,483
Macerich Co. (REIT)	500	43,790
Mack-Cali Realty Corp. (REIT)	700	28,770
Macy’s, Inc.	5,178	167,353
Manpower, Inc.	1,200	77,220
Marathon Oil Corp.	6,700	382,034
Marriott International, Inc., Class A	400	17,388
Marsh & McLennan Cos., Inc.	4,700	119,850
Marshall & Ilsley Corp.	200	8,754
Martin Marietta Materials, Inc.	700	93,485

Masco Corp.	6,000	139,020
Maxim Integrated Products, Inc.	4,700	137,945
MBIA, Inc.	2,000	122,100
McAfee, Inc. (a)	1,600	55,792
McDonald’s Corp.	9,000	490,230
McKesson Corp.	2,783	163,613
MDU Resources Group, Inc.	2,100	58,464
MeadWestvaco Corp.	5,400	159,462
Medco Health Solutions, Inc. (a)	2,273	205,456
Medtronic, Inc.	9,800	552,818
MEMC Electronic Materials, Inc. (a)	7,700	453,222
Merck & Co., Inc.	17,900	925,251
Merrill Lynch & Co., Inc.	11,600	826,848
MetLife, Inc.	5,900	411,407
Microchip Technology, Inc.	5,900	214,288
Micron Technology, Inc. (a)	11,200	124,320
Microsoft Corp.	112,600	3,317,196
Millennium Pharmaceuticals, Inc. (a)	8,649	87,787
Mohawk Industries, Inc. (a)	700	56,910
MoneyGram International, Inc.	900	20,331
Monsanto Co.	7,824	670,830
Moody’s Corp.	1,800	90,720
Motorola, Inc.	29,600	548,488
MSC Industrial Direct, Co., Inc., Class A	900	45,531
National City Corp.	4,413	110,722
National Fuel Gas Co.	200	9,362
National Semiconductor Corp.	4,800	130,176
National-Oilwell Varco, Inc. (a)	367	53,032
Network Appliance, Inc. (a)	4,600	123,786
New York Community Bancorp, Inc.	2,293	43,682
Newfield Exploration Co. (a)	1,200	57,792
Newmont Mining Corp.	6,100	272,853
News Corp., Class A	7,245	159,318
News Corp., Class B	4,848	113,395

NII Holdings, Inc., Class B (a)	600	49,290
NiSource, Inc.	2,049	39,218
Noble Energy, Inc.	1,700	119,068
Norfolk Southern Corp.	3,200	166,112
Northeast Utilities	1,500	42,855
Northern Trust Corp.	2,700	178,929
Northrop Grumman Corp.	3,800	296,400
Novellus Systems, Inc. (a)	300	8,178
NSTAR	400	13,924
Nucor Corp.	4,600	273,562
NVIDIA Corp. (a)	7,500	271,800
NYSE Euronext (a)	310	24,821
Occidental Petroleum Corp.	7,900	506,232
Office Depot, Inc. (a)	400	8,248
OGE Energy Corp.	1,400	46,340
Old Republic International Corp.	2,962	55,508
Omnicare, Inc.	1,300	43,069
Omnicom Group, Inc.	6,600	317,394
ONEOK, Inc.	1,300	61,620
Oracle Corp. (a)	50,814	1,100,123
O’Reilly Automotive, Inc. (a)	1,200	40,092
PACCAR, Inc.	2,775	236,569
Parker Hannifin Corp.	3,600	402,588
Patterson - UTI Energy, Inc.	1,800	40,626
Paychex, Inc.	4,200	172,200
PDL BioPharma, Inc. (a)	1,100	23,771
Peabody Energy Corp.	6,000	287,220
Pentair, Inc.	1,300	43,134
Pepco Holdings, Inc.	2,000	54,160
PepsiCo, Inc.	14,400	1,054,944
PetSmart, Inc.	1,800	57,420
Pfizer, Inc.	51,960	1,269,383
PG&E Corp.	1,900	90,820
Pharmaceutical Product Development, Inc.	1,000	35,440

Pioneer Natural Resources Co.	1,300	58,474
Plains Exploration & Production Co. (a)	700	30,954
Plum Creek Timber Co., Inc. (REIT)	1,200	53,712
PMI Group, Inc.	1,300	42,510
PNC Financial Services Group, Inc.	3,604	245,432
Pogo Producing Co.	600	31,866
Polo Ralph Lauren Corp., Class A	900	69,975
PPG Industries, Inc.	900	67,995
PPL Corp.	1,800	83,340
Praxair, Inc.	5,200	435,552
Precision Castparts Corp.	1,500	221,970
Pride International, Inc. (a)	1,400	51,170
Principal Financial Group, Inc.	2,400	151,416
Procter & Gamble Co.	36,277	2,551,724
Progress Energy, Inc.	1,200	56,220
Progressive Corp.	5,500	106,755
ProLogis (REIT)	1,000	66,350
Protective Life Corp.	1,100	46,684
Prudential Financial, Inc.	5,030	490,827
Public Service Enterprise Group, Inc.	1,100	96,789
Public Storage, Inc. (REIT)	400	31,460
Pulte Homes, Inc.	200	2,722
QLogic Corp. (a)	2,500	33,625
QUALCOMM, Inc.	19,500	824,070
Quest Diagnostics, Inc.	2,200	127,094
Questar Corp.	1,600	84,048
Quicksilver Resources, Inc. (a)	400	18,820
Qwest Communications International, Inc. (a)	6,100	55,876
Radian Group, Inc.	1,300	30,264
Raymond James Financial, Inc.	1,700	55,845
Rayonier, Inc. (REIT)	900	43,236
Raytheon Co.	4,900	312,718
Regency Centers Corp. (REIT)	1,000	76,750
Regions Financial Corp.	6,850	201,938

Republic Services, Inc.	2,100	68,691
Rockwell Automation, Inc.	2,600	180,726
Rockwell Collins, Inc.	1,700	124,168
Rohm & Haas Co.	1,900	105,773
Ross Stores, Inc.	1,500	38,460
Ryland Group, Inc.	500	10,715
SAFECO Corp.	1,200	73,464
Safeway, Inc.	1,800	59,598
Saks, Inc. (a)	1,600	27,440
SanDisk Corp. (a)	3,600	198,360
Sanmina-SCI Corp. (a)	7,300	15,476
Sara Lee Corp.	7,500	125,175
SCANA Corp.	1,078	41,762
Sears Holdings Corp. (a)	200	25,440
SEI Investments Co.	1,800	49,104
Sempra Energy	1,000	58,120
Sepracor, Inc. (a)	1,000	27,500
Sierra Pacific Resources	2,700	42,471
Simon Property Group, Inc. (REIT)	1,000	100,000
SLM Corp.	1,900	94,373
Smith International, Inc.	1,900	135,660
Smithfield Foods, Inc. (a)	1,200	37,800
Solectron Corp. (a)	9,900	38,610
Sonoco Products Co.	2,200	66,396
Southern Co.	3,500	126,980
Southwest Airlines Co.	2,900	42,920
Southwestern Energy Co. (a)	1,600	66,960
Sovereign Bancorp, Inc.	1,270	21,641
Spectra Energy Corp.	3,008	73,636
Sprint Nextel Corp., Ser 1	10,500	199,500
SPX Corp.	2,700	249,912
St. Jude Medical, Inc. (a)	3,200	141,024
Stancorp Financial Group, Inc.	700	34,657
Staples, Inc.	7,975	171,383

Starbucks Corp. (a)	5,400	141,480
Starwood Hotels & Resorts Worldwide, Inc.	6,900	419,175
State Street Corp.	6,224	424,228
Stericycle, Inc. (a)	600	34,296
Stryker Corp.	2,300	158,148
Sun Microsystems, Inc. (a)	38,600	216,546
Sunoco, Inc.	400	28,312
SunTrust Banks, Inc.	3,000	227,010
SUPERVALU, Inc.	255	9,948
Synopsys, Inc. (a)	3,000	81,240
Synthes, Inc.	500	55,959
Sysco Corp.	400	14,236
T. Rowe Price Group, Inc.	400	22,276
Target Corp.	4,700	298,779
TCF Financial Corp.	1,700	44,506
Teleflex, Inc.	800	62,336
Telephone & Data Systems, Inc.	800	53,400
Tellabs, Inc. (a)	302	2,875
Tenet Healthcare Corp. (a)	6,650	22,344
Teradyne, Inc. (a)	100	1,380
Texas Instruments, Inc.	20,800	761,072
Textron, Inc.	2,200	136,862
Thermo Fisher Scientific, Inc. (a)	448	25,859
Thomas & Betts Corp. (a)	1,000	58,640
Tidewater, Inc.	700	43,988
Time Warner, Inc.	30,000	550,800
Timken Co.	1,200	44,580
TJX Cos., Inc.	4,900	142,443
Toll Brothers, Inc. (a)	1,100	21,989
TravelCenters of America LLC (a)	80	2,608
Travelers Cos., Inc.	5,369	270,275
TXU Corp.	2,700	184,869
Tyson Foods, Inc., Class A	338	6,033
UDR, Inc. (REIT)	1,800	43,776

Union Pacific Corp.	2,200	248,732
United Parcel Service, Inc., Class B	7,600	570,760
United Technologies Corp.	10,300	828,944
UnitedHealth Group, Inc.	9,154	443,328
Universal Health Services, Inc., Class B	500	27,210
UnumProvident Corp.	2,100	51,387
Urban Outfitters, Inc. (a)	1,500	32,700
U.S. Bancorp	11,950	388,734
Valero Energy Corp.	6,244	419,472
Valspar Corp.	2,200	59,862
Varian Medical Systems, Inc. (a)	1,400	58,646
VeriSign, Inc. (a)	2,600	87,724
Verizon Communications, Inc.	16,000	708,480
Vertex Pharmaceuticals, Inc. (a)	1,000	38,410
Viacom, Inc., Class B (a)	10,811	421,305
Vishay Intertechnology, Inc. (a)	4,800	62,544
Vornado Realty Trust (REIT)	700	76,545
Vulcan Materials Co.	1,650	147,098
Wachovia Corp.	10,004	501,701
Walgreen Co.	5,000	236,200
Wal-Mart Stores, Inc.	7,300	318,645
Walt Disney Co.	24,200	832,238
Washington Mutual, Inc.	900	31,779
Washington Post Co., Class B	100	80,280
Waters Corp. (a)	500	33,460
Webster Financial Corp.	700	29,484
Weingarten Realty Investors (REIT)	1,100	45,606
WellPoint, Inc. (a)	4,500	355,140
Wells Fargo & Co.	20,100	715,962
Western Digital Corp. (a)	2,300	58,236
Western Union Co.	9,351	196,090
Weyerhaeuser Co.	3,950	285,585
Williams Cos., Inc.	1,100	37,466
Williams-Sonoma, Inc.	1,400	45,668

Wilmington Trust Corp.	1,200	46,680
Windstream Corp.	1,611	22,747
Wisconsin Energy Corp.	1,300	58,539
Wm. Wrigley Jr. Co.	150	9,635
W.R. Berkley Corp.	1,650	48,889
Wyeth	14,000	623,700
Wyndham Worldwide Corp.	3,600	117,936
Xcel Energy, Inc.	2,100	45,234
Xerox Corp. (a)	9,700	168,198
Xilinx, Inc.	5,000	130,700
XTO Energy, Inc.	2,466	152,497
Yahoo!, Inc. (a)	17,400	467,016
Yum! Brands, Inc.	5,600	189,448
Zebra Technologies Corp., Class A (a)	600	21,894
Zimmer Holdings, Inc. (a)	2,460	199,235
		125,125,945
Total Common Stocks 90.6%		345,900,355

Preferred Stocks 3.1%
Brazil 2.8%
Ambev	7,086	521,882
Aracruz Celulose, SA (a)	18,935	138,836
Banco Bradesco, SA (a)	29,014	848,418
Banco Itau Holding Financeira, SA	22,458	1,129,026
Brasil Telecom Participacoes, SA	10,004	150,087
CEMIG	12,543	266,873
Companhia Vale do Rio Doce	106,390	3,029,764
Contax Participacoes, SA	6,605	9,837
Electrobras, SA (a)	9,506	133,281
Embratel Participacoes, SA	2,947,812	11,258
Gerdau, SA	14,811	387,122
Klabin, SA	25,390	96,961
Petroleo Brasileiro, SA	91,779	2,964,166
Sadia, SA (a)	20,489	113,791
Tele Norte Leste Participacoes	11,705	265,007
Usiminas, SA	4,336	302,787

Vivo Participacoes, SA	17,949	86,954
Votorantim Celulose e Papel, SA (a)	4,007	114,767
		10,570,817
Germany 0.2%
Henkel KGaA	3,900	200,704
Porsche, AG	160	339,885
RWE, AG	750	84,434
Volkswagen, AG	1,962	269,979
		895,002
Japan 0.0%
Ito En, Ltd.	210	4,177

Republic of Korea (South Korea) 0.1%
Samsung Electronics Co., Ltd.	243	113,110
Total Preferred Stocks 3.1%		11,583,106

Total Common and Preferred Stocks 93.7%		357,483,461

Investment Companies 0.0%
Bell Aliant Regional Communications Income Fund	457	14,713
CI Financial Income Fund	5,600	148,635

Total Investment Companies		163,348

Total Long-Term Investments 93.7% (Cost $247,915,032)		357,646,809

Repurchase Agreements 3.6%
Banc of America Securities ($4,470,543 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.10%, dated 09/28/07, to be sold on 10/01/07 at $4,472,443)		4,470,543
Citigroup Global Markets, Inc. ($3,973,816 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.90%, dated 09/28/07, to be sold on 10/01/07 at $3,975,439)		3,973,816
State Street Bank & Trust Co. ($5,155,641 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.55%, dated 09/28/07, to be sold on 10/01/07 at $5,157,596)		5,155,641

Total Repurchase Agreements
(Cost $13,600,000)		13,600,000

Total Investments 97.3%
(Cost $261,515,032)		371,246,809

Foreign Currency 1.2%
(Cost $4,492,103)	4,627,714

Other Assets in Excess of Liabilities 1.5%	5,809,741

Net Assets 100.0%	$381,684,264

Percentages are calculated as a percentage of net assets.

(a)          Non-income producing security as this stock currently does not declare income dividends.

(b)         Market value is determined in accordance with procedures established in good faith by the Board of Directors.

ADR - American Depositary Receipt

CVA - Certification Van Aandelen

GDR - Global Depositary Receipt

REIT - Real Estate Investment Trust

Futures contracts outstanding as of September 30, 2007:

		Unrealized
		Appreciation/
	Contracts	Depreciation
Long Contracts:
FTSE 100 Index, December 2007 (Current Notional Value of $133,389 per contract)	14	$53,954
Hang Seng Stock Index, October 2007 (Current Notional Value of $174,830 per contract)	44	194,785
MSCI Taiwan Stock Index, October 2007 (Current Notional Value of $36,410 per contract)	231	193,010
S&P 500 Index, December 2007 (Current Notional Value of $384,525 per contract)	13	213,636
Topix Index, December 2007 (Current Notional Value of $141,383 per contract)	1	8,993
	303	$664,378

Forward foreign currency contracts outstanding as of September 30, 2007:

			Unrealized
			Appreciation/
	In Exchange for	Current Value	Depreciation
Long Contracts:
Canadian Dollar
1,512,741 expiring 12/13/07	US $	$1,522,233	$61,106

Euro
1,447,432 expiring 12/13/07	US $	2,066,961	51,774
1,660,822 expiring 12/13/07	US $	2,371,687	55,338
7,903,891 expiring 12/13/07	US $	11,286,911	267,228
			374,340
Japanese Yen
743,519,989 expiring 12/13/07	US $	6,532,922	(59,152)
32,385,180 expiring 12/13/07	US $	284,552	(2,424)
297,713,544 expiring 12/13/07	US $	2,615,853	(23,100)
			(84,676)
Pound Sterling
3,429,516 expiring 12/13/07	US $	7,004,763	56,117

Total Long Contracts			$406,887

Short Contracts:
Canadian Dollar
1,512,741 expiring 12/13/07	US $	$1,522,233	$(61,106)

Euro
93,521 expiring 12/13/07	US $	133,550	(3,207)
1,125,227 expiring 12/13/07	US $	1,606,846	(37,543)
1,166,415 expiring 12/13/07	US $	1,665,663	(40,020)
218,454 expiring 12/13/07	US $	311,957	(7,355)
3,858,377 expiring 12/13/07	US $	5,509,839	(129,640)
			(217,765)
Hong Kong Dollar
91,826,392 expiring 12/13/07	US $	11,816,358	(1,786)

Japanese Yen
2,174,454,321 expiring 12/13/07	US $	19,105,794	157,621
196,632,480 expiring 12/13/07	US $	1,727,707	15,041
			172,662
Pound Sterling
2,246,488 expiring 12/13/07	US $	4,588,436	(37,444)

Total Short Contracts			$(145,439)
Total Forward Foreign Currency Contracts			$261,448

Summary of Long-Term Investments by Industry Classification

		Percent of
Industry	Value	Net Assets
Diversified Banks	$38,055,395	10.0%
Integrated Oil & Gas	27,413,762	7.2
Wireless Telecommunication Services	13,597,078	3.6
Pharmaceuticals	12,151,157	3.2
Integrated Telecommunication Services	11,729,336	3.1
Industrial Conglomerates	10,428,834	2.7
Oil & Gas Exploration & Production	8,752,463	2.3
Steel	8,352,275	2.2
Semiconductors	8,095,229	2.1
Communications Equipment	7,472,913	2.0
Automobile Manufacturers	7,167,068	1.9

Diversified Metals & Mining	7,155,606	1.9
Electric Utilities	6,650,229	1.7
Industrial Machinery	6,646,501	1.7
Computer Hardware	6,491,191	1.7
Real Estate Management & Development	5,980,049	1.6
Other Diversified Financial Services	5,870,035	1.5
Aerospace & Defense	4,965,664	1.3
Multi-Line Insurance	4,924,451	1.3
Systems Software	4,796,625	1.3
Life & Health Insurance	4,448,910	1.2
Packaged Foods & Meats	4,378,003	1.1
Household Products	4,246,294	1.1
Construction & Farm Machinery & Heavy Trucks	4,005,826	1.0
Investment Banking & Brokerage	3,795,621	1.0
Diversified Chemicals	3,386,871	0.9
Electronic Equipment Manufacturers	3,370,759	0.9
Multi-Utilities	3,284,814	0.9
Oil & Gas Equipment & Services	3,209,804	0.8
Construction & Engineering	3,162,604	0.8
Diversified Capital Markets	3,097,982	0.8
Health Care Equipment	2,897,083	0.8
Apparel, Accessories & Luxury Goods	2,890,757	0.8
Oil & Gas Refining & Marketing	2,874,606	0.8
Property & Casualty Insurance	2,854,854	0.7
Heavy Electrical Equipment	2,693,135	0.7
Internet Software & Services	2,583,313	0.7
Semiconductor Equipment	2,565,908	0.7
Application Software	2,497,239	0.7
Regional Banks	2,396,893	0.6

Biotechnology	2,332,487	0.6
Railroads	2,332,443	0.6
Movies & Entertainment	2,308,504	0.6
Soft Drinks	2,296,054	0.6
Tobacco	2,234,956	0.6
Broadcasting & Cable TV	2,189,246	0.6
Construction Materials	2,172,576	0.6
Air Freight & Logistics	2,081,613	0.5
Brewers	2,064,295	0.5
Hotels, Resorts & Cruise Lines	1,992,258	0.5
Hypermarkets & Super Centers	1,917,265	0.5
Coal & Consumable Fuels	1,907,565	0.5
Fertilizers & Agricultural Chemicals	1,893,387	0.5
Trading Companies & Distributors	1,796,579	0.5
Asset Management & Custody Banks	1,748,204	0.5
Consumer Electronics	1,699,072	0.4
IT Consulting & Other Services	1,669,044	0.4
Specialty Chemicals	1,629,810	0.4
Food Retail	1,596,278	0.4
Publishing	1,486,795	0.4
Data Processing & Outsourced Services	1,458,528	0.4
Paper Products	1,411,785	0.4
Electrical Components & Equipment	1,352,101	0.4
Managed Health Care	1,342,545	0.4
Gold	1,306,571	0.3
Restaurants	1,277,070	0.3
Oil & Gas Drilling	1,238,620	0.3

Specialized Finance	1,233,682	0.3
Apparel Retail	1,212,152	0.3
Computer Storage & Peripherals	1,205,726	0.3
Auto Parts & Equipment	1,203,759	0.3
Industrial Gases	1,174,432	0.3
Homebuilding	1,148,213	0.3
Aluminum	1,120,993	0.3
Department Stores	1,067,572	0.3
Airlines	1,048,625	0.3
Building Products	1,045,184	0.3
Retail REIT’s	1,027,061	0.3
Office Electronics	1,021,139	0.3
Health Care Services	992,422	0.3
Marine	959,224	0.3
Reinsurance	910,242	0.2
Gas Utilities	875,398	0.2
Commodity Chemicals	840,126	0.2
Casinos & Gaming	805,936	0.2
Independent Power Producers & Energy Traders	794,673	0.2
Personal Products	721,382	0.2
Tires & Rubber	676,730	0.2
Health Care Distributors	674,740	0.2
Home Entertainment Software	650,883	0.2
Distributors	640,124	0.2
Electronic Manufacturing Services	630,251	0.2
Highways & Railtracks	609,813	0.2
Distillers & Vintners	606,508	0.2

Thrifts & Mortgage Finance	601,667	0.2
Forest Products	595,218	0.2
Precious Metals & Minerals	565,376	0.1
Multi-Sector Holdings	551,936	0.1
Drug Retail	532,949	0.1
Water Utilities	515,543	0.1
Consumer Finance	506,417	0.1
Marine Ports & Services	482,718	0.1
Diversified Commercial & Professional Services	466,130	0.1
General Merchandise Stores	457,244	0.1
Agricultural Products	435,895	0.1
Home Improvement Retail	434,890	0.1
Advertising	432,858	0.1
Oil & Gas Storage & Transportation	416,921	0.1
Trucking	393,049	0.1
Specialized REIT’s	305,621	0.1
Specialty Stores	292,170	0.1
Office	288,627	0.1
Insurance Brokers	285,591	0.1
Internet Retail	279,450	0.1
Paper Packaging	275,851	0.1
Motorcycle Manufacturers	266,306	0.1
Technology Distributors	257,379	0.1
Computer & Electronics Retail	253,415	0.1
Diversified REIT’s	242,415	0.1
Industrial	209,117	0.1
Footwear	203,030	0.1

Residential REIT’s	201,972	0.1
Leisure Products	195,188	0.1
Automotive Retail	178,103	0.0	*
Health Care Facilities	178,039	0.0	*
Home Furnishing Retail	170,573	0.0	*
Specialized Consumer Services	169,995	0.0	*
Catalog Retail	167,377	0.0	*
Investment Companies	163,348	0.0	*
Household Appliances	158,481	0.0	*
Commercial Printing	140,648	0.0	*
Environmental & Facilities Services	137,842	0.0	*
Airport Services	132,095	0.0	*
Housewares & Specialties	121,766	0.0	*
Photographic Products	120,359	0.0	*
Metal & Glass Containers	119,660	0.0	*
Health Care Supplies	118,886	0.0	*
Human Resource & Employment Services	113,377	0.0	*
Life Sciences Tools & Services	94,759	0.0	*
Education Services	80,954	0.0	*
Home Furnishings	79,554	0.0	*
Office Services & Supplies	73,390	0.0	*
Leisure Facilities	46,559	0.0	*
Textiles	26,540	0.0	*
Health Care Technology	18,673	0.0	*
Food Distributors	14,236	0.0	*
Noncaptive-Diversified Finance	9,837	0.0	*
	$358,549,772	93.9%

*Amount is less than 0.1%

Van Kampen Global Franchise Fund

Portfolio of Investments • September 30, 2007 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 98.7%
Finland 3.8%
Kone Oyj, Class B	1,274,467	$92,956,218

France 5.4%
Pernod-Ricard, SA	303,575	66,244,037
Sanofi-Aventis, SA	758,038	64,185,272
		130,429,309
Ireland 3.5%
C&C Group PLC	7,526,126	62,244,888
Experian Group, Ltd.	2,215,664	23,436,874
		85,681,762
Japan 2.5%
Kao Corp.	2,057,000	61,424,368

Netherlands 8.1%
Reed Elsevier, NV	5,215,089	99,053,576
Wolters Kluwer, NV - CVA	3,267,118	96,995,092
		196,048,668
Spain 2.4%
Altadis, SA	828,241	58,272,021

Sweden 4.0%
Swedish Match AB	4,647,948	96,650,429

Switzerland 5.0%
Nestle, SA (Registered)	152,388	68,455,163
Novartis, AG	984,391	54,324,348
		122,779,511
United Kingdom 35.3%
British American Tobacco PLC	5,941,828	212,990,096
Cadbury Schweppes PLC	9,243,957	107,237,383
Diageo PLC	2,889,192	63,487,163

United Kingdom (continued)
GlaxoSmithKline PLC	2,626,799	69,706,303
Imperial Tobacco Group PLC	2,823,088	129,440,894
Reckitt Benckiser PLC	2,019,263	118,654,047
Unilever PLC	2,497,724	78,954,732
WPP Group PLC	5,709,732	77,335,509
		857,806,127
United States 28.7%
Altria Group, Inc.	1,586,527	110,311,222
Brown-Forman Corp., Class B	778,865	58,344,777
Career Education Corp. (a)	1,754,299	49,102,829
Fortune Brands, Inc.	953,490	77,699,900
Harley-Davidson, Inc.	1,015,815	46,940,811
Kellogg Co.	1,241,170	69,505,520
Kimberly-Clark Corp.	789,835	55,493,807
New York Times Co., Class A	1,866,619	36,884,392
Pfizer, Inc.	3,596,491	87,862,275
Scotts Miracle-Gro Co., Class A	1,307,936	55,914,264
Weight Watchers International, Inc.	881,842	50,758,826
		698,818,623

Total Long-Term Investments 98.7%
(Cost $1,742,698,064)		2,400,867,036

Repurchase Agreements 1.3%
Banc of America Securities ($10,386,123 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.10%, dated 09/28/07, to be sold on 10/01/07 at $10,390,538)		10,386,123
Citigroup Global Markets, Inc. ($9,232,110 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.90%, dated 09/28/07, to be sold on 10/01/07 at $9,235,880)		9,232,110

State Street Bank & Trust Co. ($11,977,767 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.55%, dated 09/28/07, to be sold on 10/01/07 at $11,982,308)	11,977,767

Total Repurchase Agreements 1.3%
(Cost $31,596,000)	31,596,000

Total Investments 100.0%
(Cost $1,774,294,064)	2,432,463,036

Foreign Currency 0.1%
(Cost $3,411,346)	3,487,384

Liabilities in Excess of Other Assets (0.1%)	(3,543,490)

Net Assets 100.0%	$2,432,406,930

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare income dividends.

CVA - Certification Van Aandelen

Forward foreign currency contracts outstanding as of September 30, 2007:

			Unrealized
	In	Current	Appreciation/
	Exchange for	Value	Depreciation

Short Contracts:
British Pound, 186,520,000 expiring 10/24/07	US $	$381,401,324	$959,080

Summary of Long-Term Investments by Industry Classification

		Percent of
Industry	Value	Net Assets
Tobacco	$607,664,664	25.0%
Packaged Foods & Meats	324,152,799	13.3
Pharmaceuticals	276,078,197	11.3
Distillers & Vintners	250,320,865	10.3
Household Products	235,572,222	9.7
Publishing	232,933,059	9.6
Industrial Machinery	92,956,218	3.8
Housewares & Specialties	77,699,900	3.2
Advertising	77,335,509	3.2
Fertilizers & Agricultural Chemicals	55,914,264	2.3
Specialized Consumer Services	50,758,825	2.1
Education Services	49,102,829	2.0
Motorcycle Manufacturers	46,940,811	1.9
Diversified Commercial & Professional Services	23,436,874	1.0
	$2,400,867,036	98.7%

Van Kampen Global Value Equity Fund

Portfolio of Investments • September 30, 2007 (Unaudited)

Description	Number of Shares	Value

Common Stocks 97.8%
Australia 2.0%
Boral, Ltd.	320,255	$2,043,242
Foster’s Group, Ltd.	430,150	2,492,459
Goodman Fielder, Ltd.	1,792,126	4,102,827
		8,638,528
Bermuda 2.8%
Covidien, Ltd.	102,094	4,236,901
Ingersoll-Rand Co., Ltd., Class A	90,990	4,956,225
Tyco International, Ltd.	67,318	2,984,880
		12,178,006
Cayman Islands 1.4%
XL Capital Ltd., Class A	76,413	6,051,910

France 6.7%
BNP Paribas, SA	101,800	11,139,707
Lafarge, SA	39,504	6,120,333
Sanofi-Aventis	56,434	4,778,430
Total, SA	87,890	7,146,130
		29,184,600
Germany 3.0%
BMW, AG	74,397	4,798,287
DaimlerChrysler, AG	82,638	8,324,050
		13,122,337
Ireland 2.1%
Bank of Ireland	188,112	3,487,097
Kerry Group PLC, Ser A	192,733	5,716,414
		9,203,511
Italy 1.1%
ENI S.p.A.	127,699	4,732,580

Japan 10.2%
Astellas Pharma, Inc.	70,600	3,386,637
Canon, Inc.	107,500	5,867,976
Kao Corp.	206,000	6,151,395
Keihin Corp.	290,100	5,518,378
Kuraray Co., Ltd.	165,000	2,090,062

Mitsui Sumitomo Insurance Co., Ltd.	278,000	3,264,894
Nissan Motor Co., Ltd.	434,400	4,352,887
SANKYO Co., Ltd.	115,900	4,691,899
Sumitomo Electric Industries, Ltd.	304,900	4,857,589
Takeda Pharmaceutical Co., Ltd.	59,500	4,185,435
		44,367,152
Netherlands 4.2%
Aegon, NV	288,744	5,529,594
Koninklijke Royal Philips Electronics, NV	49,861	2,250,292
Unilever, NV - CVA	219,192	6,766,854
Wolters Kluwer, NV - CVA	119,033	3,533,884
		18,080,624
Norway 1.5%
Statoil, ASA	191,216	6,517,216

Republic of China (Taiwan) 0.6%
Chunghwa Telecom Co., Ltd. - ADR	145,730	2,693,087

Republic of Korea (South Korea) 0.9%
SK Telecome Co., Ltd. - ADR	125,167	3,717,460

Singapore 0.8%
ComfortDelGro Corp., Ltd.	2,798,000	3,654,069

Spain 3.5%
Banco Bilbao Vizcaya Argentaria, SA	271,108	6,355,480
Telefonica, SA	313,522	8,775,917
		15,131,397
Sweden 1.0%
Ericsson, LM, Ser B	1,121,865	4,491,568

Switzerland 2.2%
Novartis, AG (Registered)	29,791	1,644,038
Syngenta, AG (Registered)	21,224	4,575,670
UBS, AG (Registered)	58,318	3,135,673
		9,355,381
United Kingdom 19.7%
Barclays PLC	493,526	6,013,081
Cadbury Schweppes PLC	856,554	9,936,720
GlaxoSmithKline PLC	346,898	9,205,492
Imperial Tobacco Group PLC	201,043	9,217,986
Old Mutual PLC	1,473,674	4,833,260
Reed Elsevier PLC	417,219	5,275,429
Rolls-Royce Group PLC (a)	604,508	6,462,396

Royal Bank of Scotland Group PLC	647,700	6,957,263
Royal Dutch Shell PLC - ADR	118,550	9,742,439
Vodafone Group PLC	1,404,265	5,071,063
William Morrison Supermarkets PLC	1,250,400	7,220,847
WPP Group PLC	442,786	5,997,319
		85,933,295
United States 34.1%
Alcoa, Inc.	88,729	3,471,079
Altria Group, Inc.	200,876	13,966,908
American Electric Power Co., Inc.	49,927	2,300,636
American International Group, Inc.	77,767	5,260,938
Arrow Electronics, Inc. (a)	116,733	4,963,487
AT&T, Inc.	66,571	2,816,619
Bank of New York Mellon Corp.	137,076	6,050,535
Chevron Corp.	95,054	8,895,153
Citigroup, Inc.	151,119	7,052,724
Dominion Resources, Inc.	49,572	4,178,920
EMC Corp. (a)	288,644	6,003,795
Federal Home Loan Mortgage Corp.	133,636	7,885,860
Hewlett-Packard Co.	100,534	5,005,588
IBM Corp.	90,437	10,653,479
Illinois Tool Works, Inc.	79,027	4,713,170
Marsh & McLennan Cos., Inc.	202,320	5,159,160
Merrill Lynch & Co., Inc.	94,259	6,718,782
Peabody Energy Corp.	100,258	4,799,350
Pentair, Inc.	90,696	3,009,293
Pfizer, Inc.	225,385	5,506,156
Schering-Plough Corp.	154,901	4,899,519
Travelers Cos., Inc.	37,419	1,883,672
UnitedHealth Group, Inc.	166,663	8,071,489
Verizon Communications, Inc.	97,083	4,298,835
Viacom, Inc., Class B (a)	44,446	1,732,061
Weyerhaeuser Co.	29,181	2,109,786
Wyeth	154,848	6,898,478
		148,305,472

Total Common Stocks 97.8%		425,358,193

Investment Companies 1.0%
iShares MSCI World	129,702	4,517,521
Total Long-Term Investments 98.8% (Cost $331,261,405)		429,875,714

Repurchase Agreements 0.7%
Banc of America Securities ($1,030,197 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.10%, dated 09/28/07, to be sold on 10/01/07 at $1,030,635)	1,030,197
Citigroup Global Markets, Inc. ($915,731 par collateralized by U.S.Government obligations in a pooled cash account, interest rate of 4.90%, dated 09/28/07, to be sold on 10/01/07 at $916,105)	915,731
State Street Bank & Trust Co. ($1,188,072 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.55%, dated 09/28/07, to be sold on 10/01/07 at $1,188,522)	1,188,072

Total Repurchase Agreements (Cost $3,134,000)	3,134,000

Total Investments 99.5% (Cost $334,395,405)	433,009,714

Foreign Currency 0.2% (Cost $979,927)	995,837

Other Assets in Excess of Liabilities 0.3%	1,096,783

Net Assets 100.0%	$435,102,334

Percentages are calculated as a percentage of net assets.

(a)  Non-income producing security as this stock currently does not declare income dividends.

ADR - American Depositary Receipt

CVA - Certification Van Aandelen

Forward Foreign Currency Contracts Outstanding as of September 30, 2007:

			Unrealized
			Appreciation/
	In Exchange for	Current Value	Depreciation

Short Contracts:
Pound Sterling 9,450,000 expiring 12/14/07	US $	$19,301,133	$(124,815)

Summary of Long-Term Investments by Industry Classification

		Percent of
Industry	Net Assets	Value
Pharmaceuticals	$40,504,185	9.3%
Integrated Oil & Gas	37,033,518	8.5
Diversified Banks	33,952,629	7.8
Packaged Foods & Meats	26,522,814	6.1
Tobacco	23,184,894	5.3
Integrated Telecommunication Services	18,584,459	4.3
Automobile Manufacturers	17,475,225	4.0
Computer Hardware	15,659,067	3.6
Industrial Machinery	12,678,689	2.9
Property & Casualty Insurance	11,200,476	2.6
Life & Health Insurance	10,362,854	2.4
Publishing	8,809,313	2.0
Wireless Telecommunication Services	8,788,523	2.0
Construction Materials	8,163,574	1.9
Managed Health Care	8,071,489	1.9
Thrifts & Mortgage Finance	7,885,860	1.8
Food Retail	7,220,847	1.7
Other Diversified Financial Services	7,052,724	1.6
Investment Banking & Brokerage	6,718,782	1.5
Aerospace & Defense	6,462,396	1.5
Household Products	6,151,395	1.4
Asset Management & Custody Banks	6,050,535	1.4
Computer Storage & Peripherals	6,003,795	1.4
Advertising	5,997,318	1.4
Office Electronics	5,867,975	1.3
Auto Parts & Equipment	5,518,378	1.3
Multi-Line Insurance	5,260,938	1.2
Insurance Brokers	5,159,160	1.2
Technology Distributors	4,963,487	1.1
Electrical Components & Equipment	4,857,589	1.1

Coal & Consumable Fuels	4,799,350	1.1
Leisure Products	4,691,899	1.1
Fertilizers & Agricultural Chemicals	4,575,670	1.1
Investment Companies	4,517,521	1.0
Communications Equipment	4,491,569	1.0
Health Care Equipment	4,236,901	1.0
Multi-Utilities	4,178,920	1.0
Trucking	3,654,069	0.8
Aluminum	3,471,078	0.8
Diversified Capital Markets	3,135,673	0.7
Industrial Conglomerates	2,984,880	0.7
Brewers	2,492,459	0.6
Electric Utilities	2,300,636	0.5
Consumer Electronics	2,250,292	0.5
Forest Products	2,109,786	0.5
Commodity Chemicals	2,090,062	0.5
Movies & Entertainment	1,732,061	0.4
	$429,875,714	98.8%

Item 2. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s  disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust  in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s  internal control over financial reporting.

Item 3. Exhibits.

(a)        A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)        A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Series Funds, Inc.

By:	/s/ Ronald E. Robison

Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison

Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 20, 2007

By:	/s/ Stuart N. Schuldt

Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: November 20, 2007